UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

55 Broadway
New York, NY 10006
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2013

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

TAX EXEMPT INCOME FUND

TAX EXEMPT OPPORTUNITIES FUND

SINGLE STATE TAX EXEMPT FUNDS

June 30, 2013

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 55 Broadway, New York, NY 10006, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2013 (“the review period”).

Economic Overview

The year began with President Barack Obama and Congress coming to terms on New Year’s Day to avert the “fiscal cliff” which involved numerous potential tax increases and expiring tax provisions. Despite a drag from government spending as a result of this agreement, economic recovery in the U.S. continued at a slow but steady pace. Job creation picked up, as the consumer appeared to overcome headwinds, and housing showed signs of being a real driver of a continued recovery. Inflation remained muted.

Following a relatively calm beginning to the review period, market volatility returned in May, as fears about central bank actions made investors increasingly skittish. Testimony from Federal Reserve (“the Fed”) Chairman Ben Bernanke and minutes from an earlier Federal Open Market Committee meeting raised fears that the central bank was on the verge of slowing down its program of purchasing Treasury and mortgage-backed securities. Worries about this so-called “tapering” intensified in the last month of the review period after the bank’s policy statement revealed the Fed had raised its projections of economic growth and said that it could begin taking its foot off the accelerator as early as September. The bond market, in particular, was hit hard by the realization that the Fed’s long period of very accommodative monetary policy could at last be coming to an end.

The Bond Market

Benchmark interest rates were little changed in the first half of the review period. But interest rates moved sharply higher — and bond prices lower — in the second half in response to the likely change in Fed policy. For the review period, the benchmark 10-year U.S. Treasury note yield rose from 1.8% to 2.5%, its highest level since August 2011. The 2-year U.S. Treasury note yield, which is anchored by the Fed’s control of short-term interest rates, moved from 0.2% to 0.4%.

The municipal bond market was down 2.8% for the review period, as interest rates in general moved higher and bond prices fell. Reflecting the rise in interest rates, long-term bonds (bonds maturing in over 20 years) had the weakest performance, down over 4%. In contrast, bonds maturing in 1 to 5 years had flat total returns. Exacerbating the decline in the municipal bond market, mutual fund flows turned negative as investors reacted to falling fund prices. Selling by funds to meet redemptions placed additional pressure on the market. On a positive note, credit concerns in general

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

eased in the municipal bond market as the stronger economy and cuts in spending shored up state and local finances. Nonetheless, the market closely monitored ongoing financial problems in Puerto Rico and Detroit.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2013

This Bond Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Bond Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Bond Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk, among other risks, that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Class A and Class B shares are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2013, and held for the entire six-month period ended June 30, 2013. The examples for Advisor Class and Institutional Class shares are based on an investment of $1,000 in each Fund at the beginning of May 1, 2013 (commencement of operations of those classes), and held for the entire sixty-one day period ended June 30, 2013. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	0.95%
Actual		$1,000.00	$ 968.63	$4.64
Hypothetical**		$1,000.00	$1,020.08	$4.76
Class B Shares	1.67%
Actual		$1,000.00	$ 964.35	$8.13
Hypothetical**		$1,000.00	$1,016.51	$8.35
Advisor Class Shares†	0.97%
Actual		$1,000.00	$ 952.73	$1.58
Hypothetical**		$1,000.00	$1,006.74	$1.63
Institutional Class Shares	0.53%
Actual		$1,000.00	$ 953.70	$0.87
Hypothetical**		$1,000.00	$1,007.47	$0.89

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

4

Portfolio of Investments
TAX EXEMPT INCOME FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Alabama—.8%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,250,150
	Alaska—.5%
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,483,360
	Arizona—2.7%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,610,150
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,761,256
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,369,400
		18,740,806
	Arkansas—.8%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,451,000
	California—2.3%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,097,200
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,511,200
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,446,100
		16,054,500
	Colorado—.8%
4,815M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,340,702
	District of Columbia—1.7%
5,000M	District of Columbia GO 6% 6/1/2021	6,178,800
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,240,950
		11,419,750
	Florida—10.4%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,454,700
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,243,750
4,880M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	5,222,771
5,500M	Florida State Board of Education GO 5.5% 6/1/2038	6,186,950
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,562,150
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,402,650
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,423,050
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,279,950
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,282,250

5

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2013

Principal
Amount	Security	Value
	Florida (continued)
$ 5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	$ 5,265,100
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,584,250
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,415,800
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,339,500
		70,662,871
	Georgia—6.0%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,388,450
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	10,814,100
5,000M	5.25% 11/1/2034	5,286,500
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	8,038,500
5,000M	JPMorgan Chase Putters 9.512% 1/1/2016 (a)	5,771,600
5,740M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
	6% 7/1/2013	5,742,755
		41,041,905
	Illinois—11.0%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,558,400
26,000M	6% 1/1/2020	29,685,760
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	6,164,900
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,462,450
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,229,250
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	7,870,100
5,000M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042	5,178,900
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,831,760
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,085,600
		75,067,120
	Indiana—4.6%
10,000M	Franklin Township Multi-School Bldg. Corp. Rev. 5% 1/15/2035	10,631,800
7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 7/15/2026	8,370,456
3,465M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	3,631,285
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,905,936
		31,539,477

6

Principal
Amount	Security	Value
	Kentucky—.8%
$ 5,000M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028	$ 5,250,650
	Louisiana—1.0%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,605,305
	Maine—.5%
2,995M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	3,211,808
	Massachusetts—2.5%
1,915M	Boston Water & Sewer Rev. 5.75% 11/1/2013	1,951,251
3,920M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,140,853
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,164,850
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.569% 2/1/2016 (a)	6,169,528
		17,426,482
	Michigan—5.6%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,567,850
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,181,350
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	10,928,700
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,771,300
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,711,040
5,000M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	5,078,700
		38,238,940
	Minnesota—.5%
3,395M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	3,558,333
	Missouri—.8%
5,000M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2028	5,488,150
	Montana—.4%
2,860M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	3,025,279
	Nevada—.8%
5,165M	Henderson GO 5% 6/1/2035	5,454,447
	New Jersey—1.5%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,335,000
5,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2038	5,194,700
		10,529,700

7

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2013

Principal
Amount	Security	Value
	New Mexico—1.6%
$ 5,000M	Grant County Dept. of Health 5.25% 7/1/2031	$ 5,470,900
5,000M	University of New Mexico Univ. Rev. ROLS 9.569% 6/1/2014 (a)	5,500,000
		10,970,900
	New York—8.9%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	28,115,340
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	12,261,100
5,000M	State University 5.875% 5/15/2017	5,633,850
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,419,050
7,780M	Port Authority of New York & New Jersey Drivers
	9.36% 8/15/2015 (a)	9,166,863
		60,596,203
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,267,400
	North Dakota—.2%
1,470M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	1,478,453
	Ohio—3.5%
5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	5,431,500
6,000M	Jefferson County GO 5.75% 12/1/2019	6,724,020
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,382,850
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
2,250M	6.125% 9/1/2028	2,363,062
3,505M	5.85% 9/1/2033	3,753,259
		23,654,691
	Pennsylvania—3.4%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,475,600
5,000M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034	5,214,100
5,000M	Philadelphia GO 7.125% 7/15/2038	5,646,550
5,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	5,258,600
1,425M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	1,439,407
		23,034,257

8

Principal
Amount	Security	Value
	Puerto Rico—2.2%
$ 5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	$ 5,144,800
10,000M	Puerto Rico Sales Tax Fin. Rev. 5.25% 8/1/2040	10,184,200
		15,329,000
	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,655,830
	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,547,550
	Texas—11.8%
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,234,250
3,000M	Dallas-Fort Worth Intl. Arpt. Rev. 5% 11/1/2038	3,092,400
7,000M	Harris County Toll Road Sub. Liens GO 6.5% 8/15/2013	7,057,540
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,456,850
	Houston Utilities Systems Revenue:
5,000M	Util. Sys. Rev. 5.125% 11/15/2032	5,421,350
5,000M	Wtr. and Swr. Rev. 5% 11/15/2027	5,575,450
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,080,640
6,035M	6.25% 12/15/2015	6,523,232
5,000M	JP Morgan Chase Putters 9.363% 2/1/2030 (a)	5,635,600
5,000M	Medina Valley Indpt. School District GO ROLS
	9.569% 8/15/2015 (a)	5,852,300
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,574,800
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,334,600
5,000M	Texas St. Transp. Comm. Tpk. Sys. Rev. 5% 8/15/2041	5,021,550
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,547,300
		80,407,862
	Utah—.1%
630M	Provo Electric System Rev. 10.375% 9/15/2015	697,517
	Washington—3.8%
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,783,350
7,000M	Providence Health 5.25% 10/1/2033	7,254,240
	Washington State ROLS:
5,000M	9.569% 7/1/2014 (a)	5,907,600
5,500M	9.569% 7/1/2016 (a)	6,670,510
		25,615,700

9

Portfolio of Investments (continued)
TAX EXEMPT INCOME FUND
June 30, 2013

Principal
Amount	Security		Value
	West Virginia—.7%
$ 4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev.
	5.375% 6/1/2028		$ 4,864,995
	Wisconsin—3.4%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,119,040
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033		7,829,510
			22,948,550
Total Value of Municipal Bonds (cost $612,345,864)		98.3%	670,909,643
Other Assets, Less Liabilities		1.7	11,466,589
Net Assets	100.0%		$682,376,232

(a)	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2013.

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	0.99%
Actual		$1,000.00	$ 955.21	$4.80
Hypothetical**		$1,000.00	$1,019.88	$4.96
Class B Shares	1.70%
Actual		$1,000.00	$ 951.60	$8.23
Hypothetical**		$1,000.00	$1,016.36	$8.50
Advisor Class Shares†	0.97%
Actual		$1,000.00	$ 938.19	$1.57
Hypothetical**		$1,000.00	$1,006.74	$1.63
Institutional Class Shares	0.62%
Actual		$1,000.00	$ 938.77	$1.00
Hypothetical**		$1,000.00	$1,007.32	$1.04

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.2%
	Alabama—1.4%
$ 1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,067,170
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,853,275
		3,920,445
	Alaska—1.2%
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,522,210
	Arizona—3.2%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,438,237
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,531,900
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,391,420
		9,361,557
	California—4.3%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,187,208
5,000M	California State GO 5% 4/1/2037	5,251,800
4,375M	California State Public Works Lease Rev. 5% 9/1/2034	4,507,825
1,500M	San Diego County Regl. Airport Auth. Rev. 5% 7/1/2040	1,545,555
		12,492,388
	Colorado—1.9%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,348,100
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,090,230
	District of Columbia—1.1%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	3,230,700
	Florida—6.6%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,071,140
1,000M	5.25% 7/1/2027	1,071,140
5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	5,343,700
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,031,349
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,385,250
1,980M	Tampa-Hillsborough County Expwy. Auth. Rev. 5% 7/1/2037	2,052,646
		18,955,225

12

Principal
Amount	Security	Value
	Georgia—6.8%
$ 5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	$ 5,371,700
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,956,852
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,711,675
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,673,880
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,001,280
2,500M	Georgia St. Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	2,679,500
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,176,800
		19,571,687
	Hawaii—.9%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,714,800
	Illinois—6.8%
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,357,050
5,000M	6.5% 1/1/2041	6,164,900
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,636,975
2,000M	Illinois State GO 5.5% 7/10/2027 (a)	2,134,800
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,263,750
2,000M	Illinois State Toll Highway 5% 1/1/2038	2,087,680
		19,645,155
	Indiana—.9%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,584,195
1,000M	5.25% 7/15/2029	1,051,470
		2,635,665
	Louisiana—4.0%
1,000M	Louisiana Stadium Exposition Dist. Rev. 5% 7/1/2036	1,036,670
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,751,310
3,000M	Louisiana State GO 5% 9/1/2028	3,312,240
1,500M	Louisiana State Loc. Govt. Envir. Facs. 5% 2/1/2035	1,570,950
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,140,920
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,586,854
		11,398,944
	Maryland—.8%
2,125M	Baltimore Project Rev. 5% 7/1/2036	2,282,930

13

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2013

Principal
Amount	Security	Value
	Massachusetts—4.5%
$ 8,000M	Massachusettes State Sch. Bldg. Auth. Sales Tax Rev.
	5% 10/15/2035	$ 8,583,040
4,000M	Massachusetts State GO 5% 8/1/2033	4,319,960
		12,903,000
	Michigan—4.7%
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,484,450
1,900M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,922,705
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,070,690
5,000M	Wayne Cnty. Airport Auth. Rev. 5% 12/1/2042	5,078,700
		13,556,545
	Mississippi—3.8%
	Mississippi Dev. Bk. Spl. Obligation:
	Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,865,405
2,000M	5.625% 7/1/2039	2,144,460
1,000M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,196,610
4,500M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036	4,833,225
		11,039,700
	Missouri—.4%
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,045,150
	Nevada—1.8%
5,000M	Washoe County Hwy. Rev. 5% 2/1/2038	5,158,100
	New Jersey—3.3%
4,000M	New Jersey State Trans. Trust Fd. Auth. Trans. Sys. Rev.
	5.5% 12/15/2038	4,408,880
5,000M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2038	5,194,700
		9,603,580
	New York—3.3%
4,050M	Nassau County GO 5% 4/1/2031	4,292,636
5,000M	New York City Trans. Fin. Auth. 5% 7/15/2037	5,302,250
		9,594,886
	North Carolina—1.1%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,272,730

14

Principal
Amount	Security	Value
	Ohio—3.5%
$ 2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	$ 2,175,480
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,048,030
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,219,353
5,000M	University of Cincinnati 5% 6/1/2028	5,493,250
		9,936,113
	Pennsylvania—6.4%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,600,950
2,500M	Beaver County GO 5.55% 11/15/2031	2,757,375
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,662,900
4,000M	State Pub. Sch. Bldg. Auth. Rev. 5% 2/15/2032	4,195,240
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,230,158
1,000M	5.375% 4/1/2028	1,096,180
		18,542,803
	Puerto Rico—1.2%
1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	1,543,440
1,830M	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. 5.25% 8/1/2040	1,863,709
		3,407,149
	Rhode Island—2.2%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,497,878
1,400M	5% 5/15/2034	1,378,524
1,415M	University of Rhode Island 5.25% 9/15/2029	1,523,474
		6,399,876
	South Carolina—3.1%
	South Carolina State Pub. Svc. Auth. Revenue:
2,000M	5% 1/1/2033	2,149,000
5,000M	5% 12/1/2036	5,288,500
1,270M	University of South Carolina Higher Ed. Facs. 5% 5/1/2039	1,343,787
		8,781,287
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,597,170

15

Portfolio of Investments (continued)
TAX EXEMPT OPPORTUNITIES FUND
June 30, 2013

Principal
Amount	Security	Value
	Texas—14.9%
	Dallas-Fort Worth International Airport Revenue:
$ 5,000M	5% 11/1/2035	$ 5,151,400
3,000M	5% 11/1/2045	3,057,180
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,301,500
3,000M	Harris County Met. Transit Auth. Sales & Use Tax Rev.
	5% 11/1/2036	3,171,600
5,000M	Houston Utility System Rev. 5.25% 11/15/2031	5,521,800
	North Texas Tollway Auth. Revenue:
3,000M	5% 9/1/2031	3,250,800
5,000M	5% 1/1/2038	5,114,750
1,250M	Parker County GO 5% 2/15/2029	1,352,250
2,000M	Sinton Indep. Sch. Dist. GO 5% 8/15/2038 (a)	2,135,840
3,500M	Socorro Independent School Dist. GO 5% 8/15/2033	3,845,170
5,000M	Texas State Trans. Comm. Turnpike Sys. Rev. 5% 8/15/2041	5,021,550
		42,923,840
	Utah—.5%
1,300M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
	5.5% 10/15/2030	1,433,562
	Washington—4.6%
5,000M	Washington State 5% 8/1/2038	5,339,000
2,500M	Washington State GO 5% 8/1/2033	2,698,175
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,181,600
		13,218,775
Total Value of Municipal Bonds (cost $278,900,089)	100.2%	288,584,302
Excess of Liabilities Over Other Assets	(.2)	(457,454)
Net Assets	100.0%	$288,126,848

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation

16	See notes to financial statements

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.00%
Actual		$1,000.00	$ 961.83	$4.86
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.73%
Actual		$1,000.00	$ 958.71	$8.40
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 944.43	$1.54
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.85%
Actual		$1,000.00	$ 944.43	$1.38
Hypothetical**		$1,000.00	$1,006.94	$1.43

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

17

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.9%
	Airport—9.0%
$ 1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,090,060
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,110,550
1,000M	San Diego County Regl. Airport 5% 7/1/2040	1,030,370
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,142,940
		4,373,920
	Education—9.6%
500M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
	5.25% 12/1/2031	543,570
	California State Public Works Brd. Lease Revenue:
1,000M	5% 9/1/2034	1,030,360
1,000M	5% 3/1/2038	1,044,400
2,000M	California State University Rev. 5% 11/1/2037	2,094,420
		4,712,750
	Electric—5.7%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	532,695
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,140,830
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,122,650
		2,796,175
	General Obligation—19.7%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,079,280
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,052,260
1,000M	Chico Unified School District 5% 8/1/2026	1,084,320
1,000M	College of the Sequoias 5.25% 8/1/2029	1,059,190
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,081,990
500M	Inglewood Unified School District 5.125% 8/1/2035 (a)	487,420
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	737,406
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,085,460
750M	Natomas Unified School District 5.95% 9/1/2021	861,960
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,092,150
		9,621,436

18

Principal
Amount	Security	Value
	Health Care—12.9%
	California Health Facs. Fin. Auth. Revenue:
$ 1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	$ 1,019,440
1,000M	Providence Health Services 6.5% 10/1/2033	1,160,060
	Scripps Health:
500M	5% 11/15/2036	508,160
500M	5% 11/15/2040	506,120
500M	Stanford Hospital 5.25% 11/15/2031	529,095
	California Statewide Communities Dev. Auth. Revenue:
1,000M	St. Joseph’s 5.125% 7/1/2024	1,102,240
500M	Sutter Health 5.5% 8/15/2026	562,980
900M	Trinity Health 5% 12/1/2041	910,458
		6,298,553
	Lease—7.1%
	California State Public Works Lease Revenue:
500M	5% 12/1/2029	527,030
1,000M	5% 4/1/2034	1,071,360
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,113,130
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	756,903
		3,468,423
	Other Tax—13.7%
755M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	791,368
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,018,420
	Riverside County Trans. Commission Sales Tax Revenue:
500M	5.25% 6/1/2027 (a)	565,205
1,000M	5% 6/1/2032	1,055,600
	Sacramento Area Flood Control Agency:
500M	5.5% 10/1/2028	550,645
500M	5% 10/1/2037	528,595
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,141,570
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,019,560
		6,670,963
	Pre-Refunded/Escrowed-to-Maturity—2.6%
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (b)	1,253,470
	State General Obligation—4.3%
2,000M	California State Various Purpose 5% 4/1/2037	2,100,720

19

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Water/Sewer—14.3%
$ 750M	Bakersfield Wastewater Rev. 5% 9/15/2028	$ 796,095
300M	Contra Costa Water District Rev. 5% 10/1/2033 (a)	327,663
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,046,580
1,000M	Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. 5% 7/1/2041	1,049,740
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,094,470
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	547,125
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,083,340
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,063,080
		7,008,093
Total Value of Municipal Bonds (cost $46,088,697)	98.9%	48,304,503
Other Assets, Less Liabilities	1.1	538,040
Net Assets	100.0%	$48,842,543

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

20	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.01%
Actual		$1,000.00	$ 968.34	$4.93
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.73%
Actual		$1,000.00	$ 964.91	$8.43
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 957.01	$1.55
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.66%
Actual		$1,000.00	$ 957.73	$1.08
Hypothetical**		$1,000.00	$1,007.26	$1.11

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

21

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Appropriation—14.8%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,117,230
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,075,630
1,000M	State Supported Child Care 5% 7/1/2028	1,070,770
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,941,748
		5,205,378
	Education—22.1%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320M	Connecticut College 5% 7/1/2032	341,261
1,000M	Loomis Chafee School 5% 7/1/2030	1,036,480
1,000M	Quinnipiac University 5.75% 7/1/2033	1,118,130
1,000M	Salisbury School 5% 7/1/2028	1,075,970
1,000M	Trinity College 5% 7/1/2019	1,041,630
1,000M	Wesleyan University 5% 7/1/2035	1,061,220
1,000M	Westminster School 5% 7/1/2037	1,036,690
1,000M	University of Connecticut University Rev. 4.75% 2/15/2029	1,070,730
		7,782,111
	Electric—6.1%
500M	Connecticut St. Muni. Elec. Energy Rev. 5% 1/1/2038	525,085
	Connecticut St. Transmission Muni. Elec. Energy Revenue:
545M	5% 1/1/2031	580,332
500M	5% 1/1/2032	532,415
500M	5% 1/1/2042	524,720
		2,162,552
	General Obligation—10.7%
1,000M	Bridgeport 5% 12/1/2023	1,091,180
1,000M	Hartford 5% 4/1/2031	1,063,330
1,500M	New Haven 5% 3/1/2026	1,615,905
		3,770,415

22

Principal
Amount	Security	Value
	Health Care—11.4%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 500M	Lawrence & Memorial Hospital 5% 7/1/2031	$ 522,640
	Middlesex Hospital:
350M	5% 7/1/2026	368,998
460M	5% 7/1/2027	482,098
500M	Stamford Hospital 5% 7/1/2030	518,380
1,000M	William W. Backus Hospital 5% 7/1/2025	1,061,050
	Yale-New Haven Hospital:
500M	5% 7/1/2026	517,870
500M	5.25% 7/1/2030	542,640
		4,013,676
	Lease—1.4%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	503,210
	Other Tax—12.0%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,111,240
1,000M	5% 8/1/2027	1,088,950
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	1,022,590
1,000M	5.25% 8/1/2040	1,018,420
		4,241,200
	Pre-Refunded/Escrowed-to-Maturity—11.2%
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Children’s Medical Center 5% 7/1/2014 (a)	1,047,020
1,000M	Renbrook School 5% 7/1/2017 (a)	1,144,730
1,050M	South Windsor 5% 2/15/2016 (a)	1,165,731
580M	Stratford 5% 12/15/2013 (a)	592,725
		3,950,206

23

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Water/Sewer—9.0%
$ 1,000M	Hartford Cnty. Met. Dist. Clean Wtr. Proj. 5% 4/1/2036	$ 1,061,070
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025	998,210
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev. 5.25% 8/1/2029	1,090,180
		3,149,460
Total Value of Municipal Bonds (cost $33,059,094)	98.7%	34,778,208
Other Assets, Less Liabilities	1.3	441,765
Net Assets	100.0%	$35,219,973

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

24	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.06%
Actual		$1,000.00	$ 956.28	$5.14
Hypothetical**		$1,000.00	$1,019.53	$5.31
Class B Shares	1.77%
Actual		$1,000.00	$ 953.15	$8.57
Hypothetical**		$1,000.00	$1,016.01	$8.85
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 943.50	$1.54
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.67%
Actual		$1,000.00	$ 944.31	$1.09
Hypothetical**		$1,000.00	$1,007.24	$1.12

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

25

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—97.2%
	Combined Utility—4.4%
$1,000M	Massachusetts State Clean Energy Corp. 5% 7/1/2032	$ 1,069,040
	Education—36.6%
750M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	812,467
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,092,930
	Massachusetts State Dev. Fin. Agy. Revenue:
1,000M	Boston University 5.6% 10/1/2035	1,140,560
500M	Harvard University 5% 10/15/2040	544,175
1,000M	Lesley University 5.25% 7/1/2033	1,070,780
250M	Mass. College of Pharmacy & Allied Hlth. Sci. 5% 7/1/2026	279,865
750M	Northeastern University 5% 10/1/2031	802,117
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,041,320
1,000M	Harvard University 5.5% 11/15/2036	1,124,130
1,000M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,070,820
		8,979,164
	General Obligation—7.3%
500M	Quincy 5% 12/1/2028	544,560
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,037,890
215M	Worcester 5.5% 8/15/2017	215,873
		1,798,323
	Health Care—7.5%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Caregroup 5.375% 2/1/2027	1,085,410
750M	Harvard Pilgrim Health Care 5.25% 7/1/2013	750,300
		1,835,710
	Housing—5.0%
	Massachusetts State Hsg. Fin. Agy. Revenue:
1,000M	Multi-Family Housing 5.25% 12/1/2035	1,045,980
170M	Single Family Housing 5.35% 12/1/2033	177,458
		1,223,438
	Other Revenue—4.6%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,120,010

26

Principal
Amount	Security	Value
	Other Tax—13.4%
$1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	$ 1,164,480
500M	Massachusetts State School Building Auth. 5% 10/15/2035	536,440
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	6.5% 8/1/2035	1,084,240
500M	5.25% 8/1/2040	509,210
		3,294,370
	Pre-Refunded/Escrowed-to-Maturity—1.2%
285M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	299,752
	State General Obligation—7.1%
	Massachusetts State:
1,000M	5.5% 8/1/2030	1,193,350
500M	5% 8/1/2033	539,995
		1,733,345
	Water/Sewer—10.1%
190M	Boston Water & Sewer Comm. Rev. 5.75% 11/2/2013	193,597
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,097,270
1,000M	Springfield Water & Sewer Comm. Rev. 5.75% 10/15/2025	1,174,820
		2,465,687
Total Value of Municipal Bonds (cost $22,621,087)	97.2%	23,818,839
Other Assets, Less Liabilities	2.8	686,171
Net Assets	100.0%	$24,505,010

See notes to financial statements	27

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.05%
Actual		$1,000.00	$ 952.82	$5.08
Hypothetical**		$1,000.00	$1,019.58	$5.26
Class B Shares	1.77%
Actual		$1,000.00	$ 948.78	$8.55
Hypothetical**		$1,000.00	$1,016.01	$8.85
Advisor Class Shares†	0.97%
Actual		$1,000.00	$ 946.87	$1.58
Hypothetical**		$1,000.00	$1,006.74	$1.63
Institutional Class Shares	0.81%
Actual		$1,000.00	$ 946.87	$1.32
Hypothetical**		$1,000.00	$1,007.01	$1.36

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

28

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—95.6%
	Education—4.7%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,044,050
	Electric—7.6%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	634,560
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,054,720
		1,689,280
	General Obligation—25.2%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,067,770
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,081,870
770M	Montrose Township School District 6.2% 5/1/2017	851,612
500M	Northview Public School District 5% 5/1/2041	521,130
1,000M	Troy City School District 5% 5/1/2026	1,044,520
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,031,370
		5,598,272
	Health Care—9.9%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,038,080
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,154,260
		2,192,340
	Housing—4.8%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,066,530
	Lease—5.0%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,122,090
	Other Tax—11.9%
500M	Detroit Distributable State Aid 5% 11/1/2030	507,950
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,112,820
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,018,420
		2,639,190
	State General Obligation—5.0%
1,000M	Michigan State 5% 11/1/2022	1,117,340

29

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security		Value
	Water/Sewer—21.5%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,113,570
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,038,480
1,000M	5.5% 7/1/2027		1,030,380
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,080,280
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		526,830
			4,789,540
Total Value of Municipal Bonds (cost $19,893,399)		95.6%	21,258,632
Other Assets, Less Liabilities		4.4	989,281
Net Assets		100.0%	$22,247,913

30	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.04%
Actual		$1,000.00	$ 965.31	$5.07
Hypothetical**		$1,000.00	$1,019.63	$5.21
Class B Shares	1.81%
Actual		$1,000.00	$ 962.29	$8.81
Hypothetical**		$1,000.00	$1,015.81	$9.05
Advisor Class Shares†	0.97%
Actual		$1,000.00	$ 954.06	$1.58
Hypothetical**		$1,000.00	$1,006.74	$1.63
Institutional Class Shares	0.79%
Actual		$1,000.00	$ 954.84	$1.29
Hypothetical**		$1,000.00	$1,007.04	$1.32

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

31

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Airport—2.4%
$ 500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt.
	Revenue 5% 1/1/2026	$ 536,615
	Appropriation—2.4%
250M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	274,305
250M	University of Minnesota Special Purpose Rev. 5% 8/1/2030	272,905
		547,210
	Education—15.4%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	813,240
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	542,640
250M	Gustavus Adolfus College 5% 10/1/2031	266,700
500M	Macalester College 5% 6/1/2035	542,555
250M	University of St. Thomas 5.25% 4/1/2039	265,630
480M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	503,093
	University of Minnesota:
250M	5% 12/1/2030	277,342
250M	5.25% 12/1/2030	282,920
		3,494,120
	Electric—9.6%
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	264,337
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	559,090
500M	5% 1/1/2026	541,305
250M	Rochester Elec. Util. Rev. 5% 12/1/2033	272,693
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	533,425
		2,170,850
	General Obligation—27.7%
500M	Bemidji 5% 2/1/2028	542,320
500M	Crow Wing County Jail 5% 2/1/2021	536,105
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	533,180
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	772,632
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	559,090
500M	Hennepin County 5% 12/1/2025	556,435
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	833,310
500M	New Brighton 5% 2/1/2032	537,290

32

Principal
Amount	Security	Value
	General Obligation (continued)
$ 250M	Ramsey County 5% 2/1/2023	$ 300,480
500M	Scott County 5% 12/1/2023	559,385
500M	St. Louis County 5% 12/1/2023	559,385
		6,289,612
	Health Care—17.4%
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	503,990
500M	6.5% 11/15/2038	582,960
500M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care Rev.
	5% 8/15/2034	509,425
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	774,945
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	261,947
500M	5.375% 5/1/2031	524,450
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	798,908
		3,956,625
	Housing—4.8%
	Minnesota State Housing Finance Agency:
185M	Multi-Family Hsg. 5.05% 7/1/2034	194,013
	Rental Hsg. Revenue:
250M	5% 8/1/2030	263,873
300M	5.05% 8/1/2031	317,541
300M	Single-Family Hsg. Rev. 5.9% 7/1/2028	326,247
		1,101,674
	Lease—5.1%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	625,350
250M	Minnesota State Housing Finance Agency
	(Nonprofit Hsg. Rev.) 5% 8/1/2031	265,353
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	269,270
		1,159,973

33

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security		Value
	Other Tax—8.7%
$ 300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		$ 343,395
1,000M	Minnesota State 911 Rev. 5% 6/1/2024		1,125,580
500M	Puerto Rico Sales Tax Fin. Corp. 5.25% 8/1/2040		509,210
			1,978,185
	Pre-Refunded/Escrowed-to-Maturity—1.5%
300M	University of Minnesota 5.75% 7/1/2017		349,749
	State General Obligation—3.7%
500M	Minnesota State 5% 6/1/2022		568,285
250M	Minnesota State Highway 5% 8/1/2026		274,465
			842,750
Total Value of Municipal Bonds (cost $20,950,247)		98.7%	22,427,363
Other Assets, Less Liabilities		1.3	291,991
Net Assets		100.0%	$22,719,354

34	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	0.98%
Actual		$1,000.00	$ 967.65	$4.78
Hypothetical**		$1,000.00	$1,019.93	$4.91
Class B Shares	1.71%
Actual		$1,000.00	$ 964.44	$8.33
Hypothetical**		$1,000.00	$1,016.31	$8.55
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 951.87	$1.55
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.59%
Actual		$1,000.00	$ 953.33	$0.96
Hypothetical**		$1,000.00	$1,007.37	$0.99

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

35

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Appropriation—14.7%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,207,890
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,091,060
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,068,740
1,000M	5.75% 10/1/2031	1,135,640
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,204,390
1,000M	5% 6/15/2038	1,038,770
1,000M	5.5% 12/15/2038	1,102,220
		7,848,710
	Education—13.5%
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	1,039,450
1,000M	New Jersey City Univ. 5% 7/1/2028	1,064,530
1,000M	Princeton University 5% 7/1/2034	1,137,470
	Rowan University:
1,000M	5% 7/1/2025	1,081,190
1,000M	5% 7/1/2026	1,067,510
200M	Seton Hall University 5% 7/1/2033 (a)	211,122
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,067,000
500M	Rutgers State University 5% 5/1/2033 (a)	537,375
		7,205,647
	General Obligation—20.1%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	1,938,108
1,000M	Bayonne 5.25% 7/1/2027	1,083,940
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,097,530
1,000M	Elizabeth 5.25% 4/15/2027	1,104,400
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,196,140
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,060,700
1,000M	Jersey City 5% 1/15/2026	1,077,550
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,096,490
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,109,920
		10,764,778

36

Principal
Amount	Security	Value
	Health Care—5.8%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,091,700
1,000M	Virtua Health 5.5% 7/1/2038	1,040,120
		3,131,820
	Housing—7.2%
1,405M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
	6.375% 10/1/2028	1,518,693
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,326,660
		3,845,353
	Industrial Development Revenue/Pollution
	Control Revenue—3.9%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,087,377
	Lease—6.2%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,162,040
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,077,320
1,000M	5.25% 6/15/2028	1,070,100
		3,309,460
	Other Revenue—1.9%
920M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	1,040,511
	Other Tax—6.2%
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035	542,120
1,000M	5.75% 8/1/2037	1,022,590
1,750M	5.25% 8/1/2040	1,782,235
		3,346,945
	Pre-Refunded/Escrowed-to-Maturity—7.7%
1,790M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	1,972,616
1,000M	Cape May County Bridge Commission 5% 6/1/2015 (b)	1,086,740
1,030M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	1,058,716
		4,118,072

37

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security		Value
	State General Obligation—1.9%
$1,000M	Puerto Rico Commonwealth 6% 7/1/2028		$ 1,010,740
	Toll & Turnpike—5.9%
	New Jersey St. Turnpike Auth. Revenue:
1,000M	5% 1/1/2031		1,058,560
1,000M	5% 1/1/2038		1,038,940
1,000M	South Jersey Trans. Auth. 5% 11/1/2029		1,067,610
			3,165,110
	Transportation—2.1%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031		1,118,200
	Water/Sewer—2.0%
1,000M	North Hudson Sewerage Auth. Rev. 5% 6/1/2042		1,053,670
Total Value of Municipal Bonds (cost $49,413,320)		99.1%	53,046,393
Other Assets, Less Liabilities		.9	483,902
Net Assets		100.0%	$53,530,295

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

38	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	0.96%
Actual		$1,000.00	$ 966.02	$4.68
Hypothetical**		$1,000.00	$1,020.03	$4.81
Class B Shares	1.68%
Actual		$1,000.00	$ 962.71	$8.18
Hypothetical**		$1,000.00	$1,016.46	$8.40
Advisor Class Shares†	0.94%
Actual		$1,000.00	$ 951.78	$1.53
Hypothetical**		$1,000.00	$1,006.79	$1.58
Institutional Class Shares	0.55%
Actual		$1,000.00	$ 952.44	$0.90
Hypothetical**		$1,000.00	$1,007.44	$0.92

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

39

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Appropriation—9.1%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$ 2,197,360
1,000M	New York City Hsg. Dev. Corp. Rev.
	(Cap. Funding Prog.) 5% 7/1/2025	1,060,500
	New York State Dormitory Authority Revenue:
	City University:
955M	5.75% 7/1/2013	955,430
3,000M	6% 7/1/2020	3,614,250
1,000M	Mental Health Services 5% 2/15/2033	1,054,030
1,460M	Special Act School Districts Program 6% 7/1/2013	1,460,672
1,500M	State University 5.25% 5/15/2021	1,780,200
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,838,004
		14,960,446
	Education—14.5%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	538,160
1,500M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,574,280
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,798,615
1,000M	Culinary Institute 5% 7/1/2042	974,590
1,000M	Fordham University 5% 7/1/2028	1,082,900
	New York University:
1,610M	6% 7/1/2018	1,951,835
2,000M	5% 7/1/2037	2,146,900
1,200M	Pratt Institute 5% 7/1/2034	1,264,836
500M	Skidmore College 5% 7/1/2027	545,420
1,000M	St. John’s University 5% 7/1/2024	1,114,170
3,000M	State University Dormitory Facilities 5% 7/1/2037	3,160,050
3,500M	The New School 5.5% 7/1/2043	3,736,530
2,755M	Tompkins Cnty. Indl. Dev. Agy. Rev. 5% 7/1/2037	2,970,799
		23,859,085
	Electric—4.1%
	Long Island Power Auth. Elec. Revenue:
5,000M	5.5% 5/1/2033	5,611,850
1,000M	5% 9/1/2037	1,047,140
		6,658,990

40

Principal
Amount	Security	Value
	General Obligation—15.4%
$5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	$ 5,650,950
1,000M	Monroe County 5% 6/1/2029	1,062,560
4,465M	Nassau County 5% 10/1/2029	4,758,127
435M	New York City 5.75% 8/1/2018	439,850
	New York State Dormitory Authority Revenue:
5,520M	Albany Public Library 5% 7/1/2030	5,648,616
1,000M	Master Boces Program 5% 8/15/2028	1,075,220
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,062,790
3,400M	Croton Hudson 5.625% 10/1/2029	3,759,448
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,689,334
		25,146,895
	Health Care—2.1%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	663,487
	New York State Dormitory Authority Revenue:
	NYSARC:
1,140M	5% 7/1/2025	1,253,282
500M	6% 7/1/2036	536,245
1,000M	United Cerebral Palsy 5.125% 7/1/2021	1,001,020
		3,454,034
	Housing—1.9%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,131,490
1,840M	New York City Hsg. Dev. Corp. Rev.
	(Multi-Family Hsg. Rev.) 5% 11/1/2026	1,961,845
		3,093,335
	Lease—3.4%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,384,788
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,184,880
2,500M	New York State Dormitory Authority Rev.
	(Court Facs. Lease) 5.5% 5/15/2027	2,958,800
		5,528,468

41

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Other Revenue—3.0%
$3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	$ 3,374,820
1,500M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041	1,566,240
		4,941,060
	Other Tax—17.0%
5,000M	JPMorgan Chase Putters 9.353% 12/15/2024 (a)	5,990,800
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,749,775
1,000M	5% 11/1/2033	1,069,590
1,500M	5% 11/1/2038	1,596,660
	New York State Dormitory Authority Rev.
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,795,175
3,000M	5.75% 3/15/2036	3,445,380
1,000M	5% 3/15/2041	1,056,910
	New York State Urban Corp. Dev. Corp. Rev. (Personal Income Tax):
1,500M	5% 3/15/2023	1,771,065
2,000M	5% 12/15/2027	2,214,780
5,000M	Puerto Rico Sales Tax Fing. Rev. 5.75% 8/1/2037	5,112,950
		27,803,085
	Pre-Refunded/Escrowed-to-Maturity—5.0%
	New York State Dormitory Authority Revenue:
425M	Judicial Facs. Lease 7.375% 7/1/2016	466,969
1,970M	New York-Presbyterian Hospital 5.25% 8/15/2014 (b)	2,080,556
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,679,750
		8,227,275
	Toll & Turnpike—6.5%
	New York State Thruway Auth. (General Revenue):
5,000M	5% 1/1/2026	5,336,250
2,500M	5% 1/1/2037	2,627,225
	Triborough Bridge & Tunnel Auth. Revenue:
1,500M	5% 11/15/2028	1,647,060
1,000M	5% 11/15/2030	1,085,170
		10,695,705

42

Principal
Amount	Security	Value
	Transportation—12.4%
	Metropolitan Trans. Auth. New York Revenue:
$5,000M	5.25% 11/15/2022	$ 5,090,700
2,160M	5% 11/15/2023	2,485,598
1,000M	5% 11/15/2030	1,068,670
1,000M	5% 11/15/2031	1,082,100
1,500M	5% 11/15/2038	1,550,745
3,110M	New York State Thruway Authority Rev.
	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,382,169
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,591,000
		20,250,982
	Water/Sewer—3.9%
	New York City Municipal Water Fin. Auth. Revenue:
2,750M	6% 6/15/2021	3,514,418
1,000M	5% 6/15/2043	1,053,660
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,735,860
		6,303,938
Total Value of Municipal Bonds (cost $149,728,199)		160,923,298
	SHORT-TERM TAX EXEMPT INVESTMENTS—.3%
500M	New York City General Obligation
	Adjustable Rate Note .06% (c) (cost $500,000)	500,000
Total Value of Municipal Investments (cost $150,228,199)	98.6%	161,423,298
Other Assets, Less Liabilities	1.4	2,311,842
Net Assets	100.0%	$163,735,140

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2013.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at
June 30, 2013.

See notes to financial statements	43

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.01%
Actual		$1,000.00	$ 963.33	$4.92
Hypothetical**		$1,000.00	$1,019.78	$5.06
Class B Shares	1.75%
Actual		$1,000.00	$ 960.08	$8.50
Hypothetical**		$1,000.00	$1,016.11	$8.75
Advisor Class Shares†	0.96%
Actual		$1,000.00	$ 952.79	$1.57
Hypothetical**		$1,000.00	$1,006.76	$1.61
Institutional Class Shares	0.63%
Actual		$1,000.00	$ 953.49	$1.03
Hypothetical**		$1,000.00	$1,007.31	$1.06

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

44

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Combined Utility—8.4%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,076,170
1,000M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,107,950
		2,184,120
	Education—8.2%
1,000M	North Carolina State Agric. & Tech. Rev. 5% 10/1/2037	1,041,810
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,081,450
		2,123,260
	Electric—4.2%
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,111,350
	Health Care—16.1%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,053,480
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,078,000
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,050,020
1,000M	North Carolina Medical Care 5% 11/1/2034	1,017,000
		4,198,500
	Lease—27.0%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,115,620
1,000M	5% 1/1/2029	1,094,470
1,000M	Charlotte 5% 6/1/2029	1,044,210
1,000M	Durham County 5% 6/1/2027	1,100,490
500M	Harnett County 5% 6/1/2027	526,555
1,000M	Monroe 5.5% 3/1/2034	1,051,570
1,000M	Salisbury 5.625% 3/1/2026	1,095,260
		7,028,175
	Other Tax—5.9%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	1,022,590
500M	5.25% 8/1/2040	509,210
		1,531,800

45

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—12.7%
$1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (a)	$ 1,037,620
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,196,270
1,000M	North Carolina Medical Care Community Health Facility Rev.
	5.625% 10/1/2014 (a)	1,064,720
		3,298,610
	Toll & Turnpike—4.2%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,098,450
	Water/Sewer—11.6%
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,073,920
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	344,890
465M	5% 2/1/2031	499,261
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,095,160
		3,013,231
Total Market Value of Municipal Bonds (cost $23,905,442)	98.3%	25,587,496
Other Assets, Less Liabilities	1.7	449,518
Net Assets	100.0%	$26,037,014

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

46	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.04%
Actual		$1,000.00	$ 968.61	$5.08
Hypothetical**		$1,000.00	$1,019.63	$5.21
Class B Shares	1.78%
Actual		$1,000.00	$ 964.71	$8.67
Hypothetical**		$1,000.00	$1,015.96	$8.90
Advisor Class Shares†	0.97%
Actual		$1,000.00	$ 952.56	$1.58
Hypothetical**		$1,000.00	$1,006.74	$1.63
Institutional Class Shares	0.71%
Actual		$1,000.00	$ 953.33	$1.16
Hypothetical**		$1,000.00	$1,007.17	$1.19

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

47

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.0%
	Education—16.2%
$ 500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	$ 543,775
1,000M	Ohio University General Receipts Athens 5% 12/1/2036	1,043,500
1,000M	University Akron Gen. Rcpts. 5% 1/1/2028	1,056,210
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,053,790
		3,697,275
	Electric—2.4%
500M	American Mun. Power Revenue Prairie State Energy Campus
	5.375% 2/15/2028	539,295
	General Obligation—40.3%
560M	Adams County Valley Local School District 7% 12/1/2015	606,866
500M	Avon Local School District 6.5% 12/1/2015	543,595
1,000M	Beavercreek County School District 5% 12/1/2029	1,086,300
650M	Beavercreek Local School District 6.6% 12/1/2015	701,545
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,046,020
500M	Dayton Met. Library Impt. 5% 12/1/2038	529,940
1,000M	Franklin County 5% 12/1/2031	1,087,100
655M	Jefferson County Jail Construction 5.75% 12/1/2019	734,039
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	438,448
250M	6.125% 12/1/2033	270,853
1,000M	St. Mary’s City School District 5% 12/1/2025	1,066,510
1,000M	Wapakoneta City School District 5% 12/1/2025	1,105,140
		9,216,356
	Health Care—17.3%
	Franklin County Hospital Revenue:
500M	5% 11/1/2034	512,520
250M	5% 11/15/2041	254,960
1,000M	Lorain County Hosp. Rev. 5% 4/1/2033	1,021,120
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,120,110
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,035,240
		3,943,950

48

Principal
Amount	Security	Value
	Housing—3.1%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
$ 460M	6.125% 9/1/2028	$ 483,115
210M	5.45% 9/1/2033	217,444
		700,559
	Other Revenue—4.7%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,067,680
	Other Tax—4.5%
1,000M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042	1,040,200
	State General Obligation—4.9%
1,000M	Ohio State 5.375% 9/1/2028	1,127,970
	Water/Sewer—4.6%
1,000M	Toledo Waterworks Rev. 5% 11/15/2038 (a)	1,050,890
Total Value of Municipal Bonds (cost $21,182,614)	98.0%	22,384,175
Other Assets, Less Liabilities	2.0	457,420
Net Assets	100.0%	$22,841,595

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

See notes to financial statements	49

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.00%
Actual		$1,000.00	$ 961.74	$4.86
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.73%
Actual		$1,000.00	$ 958.39	$8.40
Hypothetical**		$1,000.00	$1,016.21	$8.65
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 947.11	$1.55
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.60%
Actual		$1,000.00	$ 947.79	$0.98
Hypothetical**		$1,000.00	$1,007.36	$1.01

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

50

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.8%
	Airport—2.0%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,045,210
	Education—2.1%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,084,100
	Electric—1.0%
500M	Eugene Elec. Util. Rev. 5% 8/1/2038	534,240
	General Obligation—35.3%
	Beaverton School District #48J:
750M	5% 6/1/2031	841,230
1,500M	5.125% 6/1/2036	1,656,210
1,000M	Central Oregon Community College Dist. 5% 6/15/2030	1,148,400
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,125,420
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,092,430
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,206,640
	Clackamas & Washington Cntys. Sch. Dist. #3:
500M	5% 6/15/2030	561,195
500M	5% 6/15/2032	568,260
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,104,720
1,000M	5% 6/15/2030	1,093,130
1,000M	Linn County School Dist. #55, 5.5% 6/15/2027	1,222,750
	Multnomah County School District #3:
1,000M	5% 6/30/2035	1,074,300
500M	5% 6/30/2036	536,085
1,225M	Newport Zero Coupon 6/1/2029	641,863
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,101,630
500M	Redmond Terminal Expansion Project 5% 6/1/2034	522,640
1,500M	Salem 5% 6/1/2028	1,650,330
600M	Washington and Clackamas Counties School District #23,
	5.25% 6/1/2016	675,006
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	726,630
		18,548,869

51

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Health Care—7.0%
$1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	$ 1,026,520
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,089,300
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	516,215
1,000M	Oregon State Hlth. & Science Univ. Rev. 5% 7/1/2030	1,069,550
		3,701,585
	Housing—1.3%
625M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	660,413
	Industrial Development Revenue/Pollution
	Control Revenue—1.0%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	528,875
	Lease—2.9%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,008,190
500M	6% 7/1/2028	503,210
		1,511,400
	Other Tax—16.2%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,112,700
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,091,870
1,000M	5% 11/15/2031	1,090,930
	Portland Urban Renewal & Redevelopment:
500M	Cent. Eastside 5.25% 6/15/2030	524,175
500M	Interstate Corridor 5% 6/15/2031	508,530
	Puerto Rico Sales Tax Financing Revenue:
1,000M	5.25% 8/1/2040	1,018,420
1,500M	6% 8/1/2042	1,560,300
1,500M	Tri-County Met. Transportation Dist. Rev. 5% 9/1/2037	1,617,750
		8,524,675
	Pre-Refunded/Escrowed-to-Maturity—6.6%
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2018 (a)	1,219,730
1,000M	Tillamook & Yamhill Counties School District #101,
	5% 6/15/2015 (a)	1,088,420
1,000M	Yamhill County School Dist. #40, 5% 6/15/2017 (a)	1,148,800
		3,456,950

52

Principal
Amount	Security	Value
	State General Obligation—4.1%
$1,000M	Oregon State University Sys. 5% 8/1/2030	$ 1,110,400
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,029,160
		2,139,560
	Toll & Turnpike—1.1%
595M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	591,620
	Water/Sewer—18.2%
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	827,895
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,082,250
1,000M	5% 6/15/2027	1,076,620
2,000M	5% 10/1/2033	2,188,920
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	972,230
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,028,520
2,250M	Tigard Water System Rev. 5% 8/1/2037	2,407,613
		9,584,048
Total Value of Municipal Bonds (cost $49,118,288)	98.8%	51,911,545
Other Assets, Less Liabilities	1.2	609,443
Net Assets	100.0%	$52,520,988

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	53

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.00%
Actual		$1,000.00	$ 965.64	$4.87
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.74%
Actual		$1,000.00	$ 961.77	$8.46
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 950.01	$1.55
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.72%
Actual		$1,000.00	$ 950.01	$1.17
Hypothetical**		$1,000.00	$1,007.16	$1.21

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

54

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—101.6%
	Airport—2.9%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,104,850
	Appropriation—2.7%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,052,800
	Education—4.2%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,077,320
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	540,875
		1,618,195
	General Obligation—42.3%
1,000M	Beaver County 5.55% 11/15/2031	1,102,950
500M	Berks County 5% 11/15/2031	542,635
385M	Boyertown Area School District 5% 10/1/2023	410,479
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,117,660
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,055,940
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,071,390
1,000M	Easton Area School District 5.2% 4/1/2028	1,095,950
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,066,440
1,000M	Methacton School District 6.375% 3/1/2024	1,187,270
1,000M	Penn Delco School District 5% 6/1/2034 (a)	1,037,200
1,000M	Philadelphia 7% 7/15/2028	1,132,200
1,000M	Philadelphia School District 6% 9/1/2038	1,123,550
1,000M	Reading 6.25% 11/1/2033	1,077,780
1,000M	Scranton School District 5% 7/15/2027	1,074,540
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,096,180
1,000M	West York Area School District 5% 4/1/2033 (a)	1,049,550
		16,241,714
	Health Care—16.7%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,094,000
370M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014	379,905
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,076,700
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,037,950
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,180,290
500M	Philadelphia Hosp. & Higher Education Facs. Rev. 5% 7/1/2032	533,620
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,112,570
		6,415,035

55

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Housing—1.3%
$ 500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	$ 508,895
	Lease—1.4%
500M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034	521,410
	Other Tax—7.0%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,120,190
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	527,430
1,000M	Puerto Rico Sales Tax Fing. Corp. Rev. 5.75% 8/1/2037	1,022,590
		2,670,210
	Pre-Refunded/Escrowed-to-Maturity—1.7%
615M	Boyertown Area School District 5% 4/1/2015 (b)	664,120
	Toll & Turnpike—8.4%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,147,480
1,000M	5% 6/1/2029	1,056,040
1,000M	5% 12/1/2037	1,032,580
		3,236,100
	Water/Sewer—13.0%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,043,410
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,050,350
500M	Greene Township Muni. Auth. Rev. 5% 12/1/2042	515,295
1,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	1,051,720
290M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	292,932
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,054,220
		5,007,927
Total Value of Municipal Bonds (cost $36,308,337)	101.6%	39,041,256
Excess of Liabilities Over Other Assets	(1.6)	(613,744)
Net Assets	100.0%	$38,427,512

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.
(See Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

56	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Annualized	Beginning	Ending	Expenses Paid
	Expense	Account Value	Account Value	During Period
Expense Example	Ratio	(1/1/13)	(6/30/13)	(1/1/13–6/30/13)*
Class A Shares	1.00%
Actual		$1,000.00	$ 966.61	$4.88
Hypothetical**		$1,000.00	$1,019.83	$5.01
Class B Shares	1.74%
Actual		$1,000.00	$ 963.22	$8.47
Hypothetical**		$1,000.00	$1,016.16	$8.70
Advisor Class Shares†	0.95%
Actual		$1,000.00	$ 952.15	$1.55
Hypothetical**		$1,000.00	$1,006.77	$1.59
Institutional Class Shares	0.76%
Actual		$1,000.00	$ 952.88	$1.24
Hypothetical**		$1,000.00	$1,007.09	$1.27

*	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Class A and Class B shares, and 61/365 (to reflect the period from May 1 through June 30, 2013) for Advisor Class and
Institutional Class shares. Expenses paid during the period are net of expenses waived.

**	Assumed rate of return of 5% before expenses.

†	Advisor Class shares have not been offered for sale to the public as of the date of this report.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2013, and are based on the total value of investments.

57

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	MUNICIPAL BONDS—96.5%
	Airport—5.3%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,070,740
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,092,530
		2,163,270
	Appropriation—3.9%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	538,805
500M	5% 2/15/2030	532,140
500M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2033	525,650
		1,596,595
	Combined Utility—2.6%
1,000M	Richmond Public Util. Rev. 5% 1/15/2040	1,055,910
	Education—2.2%
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	537,745
350M	University of Virginia University Rev. 5% 6/1/2037	370,079
		907,824
	General Obligation—21.6%
1,000M	Danville 5% 8/1/2029	1,123,590
500M	Hanover Cnty. 5.25% 1/15/2031	560,755
1,000M	Hopewell 5.875% 7/15/2034	1,184,000
1,000M	Portsmouth 5% 2/1/2035	1,078,150
500M	Powhatan Cnty. 5% 1/15/2032	530,790
1,000M	Suffolk 5% 6/1/2028	1,101,550
	Virginia State Public School Authority Revenue:
1,000M	5% 8/1/2026	1,099,490
1,000M	5% 8/1/2028	1,122,700
1,000M	Waynesboro 5% 1/15/2034	1,038,910
		8,839,935
	Health Care—5.2%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,092,390
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036	1,039,280
		2,131,670

58

Principal
Amount	Security	Value
	Housing—2.2%
$ 800M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev.
	6% 7/1/2025	$ 879,392
	Lease—12.2%
135M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2031	144,288
750M	Loudoun Cnty. Indl. Dev. Auth. Rev. 5% 6/1/2031	798,390
1,000M	New Kent Cnty. Econ. Dev. Auth. Lease Rev. 5% 2/1/2024	1,101,550
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,075,610
775M	Stafford Cnty. Indl. Dev. Auth. Rev. 5.25% 8/1/2031	789,330
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,075,840
		4,985,008
	Other Revenue—5.3%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,092,330
1,000M	5% 11/1/2033	1,080,150
		2,172,480
	Other Tax—8.1%
	Puerto Rico Sales Tax Fing. Revenue:
250M	5.75% 8/1/2037	255,647
1,000M	5.25% 8/1/2040	1,018,420
1,000M	6% 8/1/2042	1,040,200
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,008,420
		3,322,687
	Pre-Refunded/Escrowed-to-Maturity—7.5%
865M	Bedford Cnty. Econ. Dev. Auth. Public Facs. Rev. 5.25% 5/1/2016 (a)	972,796
1,000M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	1,126,980
225M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (a)	254,538
650M	University of Virginia University Rev. 5% 6/1/2015 (a)	704,022
		3,058,336

59

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2013

Principal
Amount	Security	Value
	Transportation—4.1%
$ 500M	Virginia St. Cmnwlth. Trans. Brd. Rev. 5% 5/15/2025	$ 566,900
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,099,830
		1,666,730
	Water/Sewer—16.3%
1,000M	Fairfax Cnty. Water Auth. Rev. 5% 4/1/2027	1,142,860
	Hampton Roads Sanitation Dist. Wastewater Revenue:
1,000M	5% 4/1/2033	1,064,900
1,000M	5% 1/1/2034	1,085,230
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	530,920
1,000M	Norfolk Water Rev. 5% 11/1/2037	1,068,080
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	680,561
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024	1,090,340
		6,662,891
Total Value of Municipal Bonds (cost $37,518,284)	96.5%	39,442,728
Other Assets, Less Liabilities	3.5	1,436,397
Net Assets	100.0%	$40,879,125

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

60	See notes to financial statements

This page left intentionally blank.

61

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$612,345,864	$278,900,089	$46,088,697	$33,059,094	$22,621,087	$19,893,399	$20,950,247

At value (Note 1A)	$670,909,643	$288,584,302	$48,304,503	$34,778,208	$23,818,839	$21,258,632	$22,427,363
Cash	1,181,104	—	1,262,179	—	371,130	705,854	76,698
Receivables:
Interest	11,638,369	4,202,614	716,894	631,206	348,860	314,304	312,830
Investment securities sold	—	7,739,143	2,131,874	—	—	—	—
Shares sold	211,845	305,736	2,161	141,100	1,242	962	18,423
Other assets	79,485	27,820	4,184	4,107	2,820	2,874	2,580

Total Assets	684,020,446	300,859,615	52,421,795	35,554,621	24,542,891	22,282,626	22,837,894

Liabilities
Cash overdraft	—	513,968	—	247,419	—	—	—
Payables:
Investment securities purchased	—	11,053,096	3,501,265	—	—	—	—
Dividends payable	553,462	136,157	39,001	18,288	15,440	15,348	13,396
Shares redeemed	690,803	855,099	6,241	42,323	3,500	—	86,080
Accrued advisory fees	313,590	133,804	21,406	15,630	10,852	9,889	10,077
Accrued shareholder servicing costs	23,255	15,945	2,022	1,182	1,150	1,034	696
Accrued expenses	63,104	24,698	9,317	9,806	6,939	8,442	8,291

Total Liabilities	1,644,214	12,732,767	3,579,252	334,648	37,881	34,713	118,540

Net Assets	$682,376,232	$288,126,848	$48,842,543	$35,219,973	$24,505,010	$22,247,913	$22,719,354

Net Assets Consist of:
Capital paid in	$628,518,798	$279,224,199	$47,309,704	$33,495,362	$23,291,713	$20,856,449	$21,339,759
Undistributed net investment income	410,352	219,069	25,072	14,249	20,307	10,161	6,702
Accumulated net realized gain (loss) on investments
and futures transactions	(5,116,697)	(1,000,633)	(708,039)	(8,752)	(4,762)	16,070	(104,223)
Net unrealized appreciation in value of investments	58,563,779	9,684,213	2,215,806	1,719,114	1,197,752	1,365,233	1,477,116

Total	$682,376,232	$288,126,848	$48,842,543	$35,219,973	$24,505,010	$22,247,913	$22,719,354

62	63

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Net Assets:
Class A	$680,784,148	$284,684,173	$48,682,906	$34,459,134	$24,231,812	$22,023,391	$22,647,698
Class B	$1,590,179	$3,440,798	$157,750	$758,925	$271,310	$222,629	$69,747
Advisor Class	$952	$938	$943	$957	$944	$946	$954
Institutional Class	$953	$939	$944	$957	$944	$947	$955

Shares of beneficial interest outstanding (Note 2):
Class A	69,753,115	17,629,899	3,967,581	2,572,216	2,071,221	1,829,775	1,851,586
Class B	163,240	213,577	12,864	56,720	23,220	18,533	5,714
Advisor Class	98	58	77	71	81	79	78
Institutional Class	98	58	77	71	81	79	78

Net asset value and redemption price
per share – Class A	$9.76	$16.15	$12.27	$13.40	$11.70	$12.04	$12.23

Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.36	$17.14	$13.02	$14.22	$12.41	$12.77	$12.98

Net asset value and offering price per share –
Class B	$9.74	$16.11	$12.26	$13.38	$11.68	$12.01	$12.21

Net asset value and offering price per share –
Advisor Class	$9.76	$16.15	$12.28	$13.40	$11.70	$12.04	$12.23

Net asset value and offering price per share –
Institutional Class	$9.77	$16.16	$12.28	$13.41	$11.71	$12.04	$12.24

*	On purchases of $100,000 or more, the sales charge is reduced.

64	See notes to financial statements	65

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$49,413,320	$150,228,199	$23,905,442	$21,182,614	$49,118,288	$36,308,337	$37,518,284

At value (Note 1A)	$53,046,393	$161,423,298	$25,587,496	$22,384,175	$51,911,545	$39,041,256	$39,442,728
Cash	513,885	370,429	134,221	1,333,862	682,979	110,129	824,475
Receivables:
Interest	787,300	2,296,579	346,812	200,737	591,407	428,516	627,767
Investment securities sold	495,000	2,562,728	—	515,790	1,634,552	1,051,176	2,211,932
Shares sold	13,274	120,933	4,872	337	119,366	3,108	149
Other assets	6,238	18,122	2,942	2,715	5,368	4,728	4,246

Total Assets	54,862,090	166,792,089	26,076,343	24,437,616	54,945,217	40,638,913	43,111,297

Liabilities
Payables:
Investment securities purchased	1,236,946	2,583,668	—	1,560,890	2,210,230	2,070,190	2,162,431
Dividends payable	42,784	133,127	18,857	14,033	27,719	46,846	36,707
Shares redeemed	15,530	240,934	—	2,442	150,288	66,051	4,216
Accrued advisory fees	23,896	72,609	11,532	10,125	23,294	17,069	18,085
Accrued shareholder servicing costs	1,937	6,137	843	844	2,203	1,366	1,436
Accrued expenses	10,702	20,474	8,097	7,687	10,495	9,879	9,297

Total Liabilities	1,331,795	3,056,949	39,329	1,596,021	2,424,229	2,211,401	2,232,172

Net Assets	$53,530,295	$163,735,140	$26,037,014	$22,841,595	$52,520,988	$38,427,512	$40,879,125

Net Assets Consist of:
Capital paid in	$49,881,625	$154,092,147	$24,377,770	$21,702,101	$49,938,392	$35,718,140	$39,492,409
Undistributed net investment income	4,319	8,379	4,271	5,963	11,341	6,564	8,783
Accumulated net realized gain (loss) on investments	11,278	(1,560,485)	(27,081)	(68,030)	(222,002)	(30,111)	(546,511)
Net unrealized appreciation in value of investments	3,633,073	11,195,099	1,682,054	1,201,561	2,793,257	2,732,919	1,924,444

Total	$53,530,295	$163,735,140	$26,037,014	$22,841,595	$52,520,988	$38,427,512	$40,879,125

66	67

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Net Assets:
Class A	$52,768,208	$162,326,135	$25,655,417	$22,716,513	$52,033,856	$38,050,068	$40,671,641
Class B	$760,182	$1,407,102	$379,692	$123,178	$485,237	$375,543	$205,579
Advisor Class	$952	$951	$952	$952	$947	$951	$952
Institutional Class	$953	$952	$953	$952	$948	$950	$953

Shares of beneficial interest outstanding (Note 2):
Class A	4,061,287	11,238,382	1,882,067	1,835,549	3,853,651	2,911,896	3,115,924
Class B	58,625	97,512	27,858	9,967	36,023	28,778	15,797
Advisor Class	73	66	70	77	70	73	73
Institutional Class	73	66	70	77	70	73	73

Net asset value and redemption price
per share – Class A	$12.99	$14.44	$13.63	$12.38	$13.50	$13.07	$13.05

Maximum offering price per share – Class A
(Net asset value/.9425)*	$13.78	$15.32	$14.46	$13.14	$14.32	$13.87	$13.85

Net asset value and offering price per share –
Class B	$12.97	$14.43	$13.63	$12.36	$13.47	$13.05	$13.01

Net asset value and offering price per share –
Advisor Class	$12.99	$14.44	$13.63	$12.37	$13.50	$13.07	$13.05

Net asset value and offering price per share –
Institutional Class	$13.01	$14.45	$13.64	$12.38	$13.51	$13.07	$13.06

*	On purchases of $100,000 or more, the sales charge is reduced.

68	See notes to financial statements	69

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2013

			SINGLE STATE TAX EXEMPT FUNDS
	TAX EXEMPT	TAX EXEMPT
	INCOME	OPPORTUNITIES	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$17,389,062	$6,165,751	$1,053,742	$787,743	$548,443	$535,615	$523,034

Expenses (Notes 1 and 5):
Advisory fees	2,115,747	902,738	148,174	109,226	76,641	70,267	72,665
Distribution plan expenses – Class A	1,066,328	445,448	73,825	53,441	37,859	34,768	36,220
Distribution plan expenses – Class B	7,910	19,733	871	3,902	1,535	1,214	371
Shareholder servicing costs – Class A	189,636	111,049	15,513	8,966	8,486	7,162	6,047
Shareholder servicing costs – Class B	566	1,774	76	281	119	103	46
Shareholder servicing costs – Advisor Class	15	15	15	15	15	15	15
Shareholder servicing costs – Institutional Class	15	15	15	15	15	15	15
Professional fees	58,253	22,036	7,806	7,641	6,773	6,662	6,702
Registration fees	21,000	24,499	1,365	1,320	2,415	1,815	976
Custodian fees	21,832	15,019	3,834	2,841	2,317	1,912	1,950
Reports to shareholders	14,777	6,548	1,355	1,181	1,035	1,104	1,048
Trustees’ fees	20,863	8,721	1,419	1,063	750	685	712
Other expenses	39,218	19,410	6,969	6,013	4,697	4,152	5,964

Total expenses	3,556,160	1,577,005	261,237	195,905	142,657	129,874	132,731
Less: Expenses waived	(156,488)	(75,257)	(13,184)	(9,721)	(6,825)	(6,257)	(6,465)

Net expenses	3,399,672	1,501,748	248,053	186,184	135,832	123,617	126,266

Net investment income	13,989,390	4,664,003	805,689	601,559	412,611	411,998	396,768

Realized and Unrealized Gain (Loss) on Investments
and Futures (Note 4):
Net realized gain (loss) on:
Investments	224,181	(1,006,143)	(319,489)	(8,760)	(4,762)	12,524	37,662
Futures Transactions (See Note 1F)	—	5,510	—	—	—	—	—
Net realized gain (loss) on investments
and futures transactions	224,181	(1,000,633)	(319,489)	(8,760)	(4,762)	12,524	37,662

Net unrealized depreciation of investments	(36,464,030)	(17,569,087)	(2,403,642)	(1,769,041)	(1,519,055)	(1,538,210)	(1,242,256)

Net loss on investments and futures	(36,239,849)	(18,569,720)	(2,723,131)	(1,777,801)	(1,523,817)	(1,525,686)	(1,204,594)

Net Decrease in Net Assets Resulting
from Operations	$(22,250,459)	$(13,905,717)	$(1,917,442)	$(1,176,242)	$(1,111,206)	$(1,113,688)	$(807,826)

70	See notes to financial statements	71

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2013

	SINGLE STATE TAX EXEMPT FUNDS
	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$1,301,695	$3,804,586	$610,115	$537,139	$1,134,131	$929,593	$871,009

Expenses (Notes 1 and 5):
Advisory fees	169,664	512,005	80,844	71,590	163,810	120,813	124,551
Distribution plan expenses – Class A	83,649	253,685	39,810	35,519	81,120	59,796	61,927
Distribution plan expenses – Class B	3,940	7,722	2,039	915	2,616	2,031	1,156
Shareholder servicing costs – Class A	14,787	48,253	5,603	6,462	17,091	10,327	11,013
Shareholder servicing costs – Class B	300	562	154	85	246	180	106
Shareholder servicing costs – Advisor Class	15	15	15	15	15	15	15
Shareholder servicing costs – Institutional Class	15	15	15	15	15	15	15
Professional fees	8,672	15,693	6,796	6,698	8,233	7,778	7,769
Registration fees	976	2,015	976	976	1,070	1,027	976
Custodian fees	3,755	7,685	1,985	2,133	4,177	2,886	2,724
Reports to shareholders	1,558	3,461	1,071	1,013	1,567	1,301	1,314
Trustees’ fees	1,656	4,986	789	700	1,587	1,176	1,206
Other expenses	7,094	14,125	4,849	4,721	7,388	6,284	6,162

Total expenses	296,081	870,222	144,946	130,842	288,935	213,629	218,934
Less: Expenses waived	(15,069)	(45,436)	(7,201)	(6,377)	(14,559)	(10,741)	(11,090)

Net expenses	281,012	824,786	137,745	124,465	274,376	202,888	207,844

Net investment income	1,020,683	2,979,800	472,370	412,674	859,755	726,705	663,165

Realized and Unrealized Gain (Loss) on
Investments (Note 4):
Net realized gain (loss) on investments	11,278	(18,589)	21,202	(68,025)	(92,518)	(30,111)	(136,817)
Net unrealized depreciation of investments	(2,840,191)	(8,738,470)	(1,485,859)	(1,100,093)	(2,858,450)	(2,085,259)	(1,924,785)

Net loss on investments	(2,828,913)	(8,757,059)	(1,464,657)	(1,168,118)	(2,950,968)	(2,115,370)	(2,061,602)

Net Decrease in Net Assets Resulting
from Operations	$(1,808,230)	$(5,777,259)	$(992,287)	$(755,444)	$(2,091,213)	$(1,388,665)	$(1,398,437)

72	See notes to financial statements	73

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

						SINGLE STATE TAX EXEMPT FUNDS
		TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income	$13,989,390	$28,751,213	$4,664,003	$8,314,409	$805,689	$1,439,878	$601,559	$1,206,474
	Net realized gain (loss) on investments, futures and
	swap agreements	224,181	(1,264,407)	(1,000,633)	4,066,304	(319,489)	45,842	(8,760)	300,333
	Net unrealized appreciation (depreciation) of investments	(36,464,030)	23,166,341	(17,569,087)	9,059,891	(2,403,642)	1,736,494	(1,769,041)	781,586

	Net increase (decrease) in net assets resulting
	from operations	(22,250,459)	50,653,147	(13,905,717)	21,440,604	(1,917,442)	3,222,214	(1,176,242)	2,288,393

	Distributions to Shareholders
	Net investment income – Class A	(13,638,234)	(28,973,049)	(4,424,246)	(8,285,690)	(780,679)	(1,447,188)	(595,414)	(1,188,749)
	Net investment income – Class B	(24,957)	(58,665)	(46,597)	(111,021)	(2,213)	(7,641)	(10,315)	(19,591)
	Net investment income – Advisor Class	(6)	—	(5)	—	(5)	—	(5)	—
	Net investment income – Institutional Class	(6)	—	(5)	—	(5)	—	(5)	—
	Net realized gains – Class A	—	—	—	(934,796)	—	—	—	(232,990)
	Net realized gains – Class B	—	—	—	(13,425)	—	—	—	(4,956)

	Total distributions	(13,663,203)	(29,031,714)	(4,470,853)	(9,344,932)	(782,902)	(1,454,829)	(605,739)	(1,446,286)

	Trust Share Transactions *
	Class A:
	Proceeds from shares sold	14,068,365	35,957,620	26,229,152	81,699,878	6,172,477	14,591,889	1,192,736	5,148,805
	Reinvestment of distributions	10,287,169	21,814,242	3,647,582	7,634,790	539,311	1,031,681	482,154	1,146,197
	Cost of shares redeemed	(30,994,536)	(62,959,233)	(21,833,596)	(28,395,505)	(3,148,212)	(5,196,049)	(1,428,855)	(5,834,917)

		(6,639,002)	(5,187,371)	8,043,138	60,939,163	3,563,576	10,427,521	246,035	460,085
	Class B:
	Proceeds from shares sold	161,711	170,845	147,909	628,565	3,300	76,600	59,298	100,933
	Reinvestment of distributions	20,968	47,070	33,264	84,646	1,326	5,664	8,697	22,312
	Cost of shares redeemed	(121,473)	(819,833)	(726,813)	(1,162,762)	(116,957)	(84,518)	(35,203)	(64,296)

		61,206	(601,918))	(545,640)	(449,551)	(112,331)	(2,254))	32,792	58,949

	Advisor Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	6	—	5	—	5	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—	—	—

		1,006	—	1,005	—	1,005	—	1,005	—

	Institutional Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	6	—	5	—	5	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—	—	—

		1,006	—	1,005	—	1,005	—	1,005	—

	Net increase (decrease) from trust share transactions	(6,575,784)	(5,789,289)	7,499,508	60,489,612	3,453,255	10,425,267	280,837	519,034

	Net increase (decrease) in net assets	(42,489,446)	15,832,144	(10,877,062)	72,585,284	752,911	12,192,652	(1,501,144)	1,361,141

	Net Assets
	Beginning of period	724,865,678	709,033,534	299,003,910	226,418,626	48,089,632	35,896,980	36,721,117	35,359,976

	End of period †	$682,376,232	$724,865,678	$288,126,848	$299,003,910	$48,842,543	$48,089,632	$35,219,973	$36,721,117

†	Includes undistributed net investment income of	$410,352	$84,165	$219,069	$25,919	$25,072	$2,285	$14,249	$18,429

74	75

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

						SINGLE STATE TAX EXEMPT FUNDS
		TAX EXEMPT INCOME		TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
*	Trust Shares Issued and Redeemed
	Class A:
	Sold	1,379,701	3,513,659	1,536,772	4,799,382	479,476	1,134,639	85,750	365,628
	Issued for distributions reinvested	1,011,861	2,130,069	215,135	447,978	42,032	80,253	34,669	81,265
	Redeemed	(3,041,585)	(6,171,530)	(1,297,007)	(1,670,436)	(244,165)	(405,450)	(103,991)	(413,590)

	Net increase (decrease) in Class A trust shares outstanding	(650,023)	(527,802)	454,900	3,576,924	277,343	809,442	16,428	33,303

	Class B:
	Sold	16,071	16,662	8,796	37,056	256	5,979	4,213	7,167
	Issued for distributions reinvested	2,067	4,606	1,963	4,974	103	441	626	1,584
	Redeemed	(11,873)	(80,998)	(43,511)	(69,049)	(9,010)	(6,626)	(2,500)	(4,529)

	Net increase (decrease) in Class B trust shares outstanding	6,265	(59,730)	(32,752)	(27,019)	(8,651)	(206)	2,339	4,222

	Advisor Class:
	Sold	97	—	57	—	76	—	70	—
	Issued for dividends reinvested	1	—	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—	—	—

	Net increase in Advisor Class trust shares outstanding	98	—	58	—	77	—	71	—

	Institutional Class:
	Sold	97	—	57	—	76	—	70	—
	Issued for dividends reinvested	1	—	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—	—	—

	Net increase in Institutional Class trust shares outstanding	98	—	58	—	77	—	71	—

76	See notes to financial statements	77

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income	$412,611	$872,806	$411,998	$828,690	$396,768	$812,186	$1,020,683	$2,045,862
	Net realized gain (loss) on investments and swap agreements	(4,762)	391,523	12,524	64,622	37,662	(11,592)	11,278	275,300
	Net unrealized appreciation (depreciation) of investments	(1,519,055)	488,288	(1,538,210)	743,943	(1,242,256)	751,306	(2,840,191)	1,225,307

	Net increase (decrease) in net assets resulting
	from operations	(1,111,206)	1,752,617	(1,113,688)	1,637,255	(807,826)	1,551,900	(1,808,230)	3,546,469

	Distributions to Shareholders
	Net investment income – Class A	(421,054)	(861,151)	(408,762)	(813,880)	(399,810)	(830,458)	(1,016,550)	(2,103,164)
	Net investment income – Class B	(4,145)	(10,635)	(3,474)	(7,284)	(1,002)	(1,987)	(11,788)	(24,088)
	Net investment income – Advisor Class	(5)	—	(6)	—	(5)	—	(6)	—
	Net investment income – Institutional Class	(5)	—	(6)	—	(5)	—	(6)	—
	Net realized gains – Class A	—	(136,670)	—	(60,394)	—	—	—	(105,812)
	Net realized gains – Class B	—	(1,790)	—	(682)	—	—	—	(1,520)

	Total distributions	(425,209)	(1,010,246)	(412,248)	(882,240)	(400,822)	(832,445)	(1,028,350)	(2,234,584)

	Trust Share Transactions *
	Class A:
	Proceeds from shares sold	1,092,282	1,831,019	862,693	2,357,310	894,321	1,815,183	2,029,648	5,023,219
	Reinvestment of distributions	328,592	798,206	312,935	651,306	319,123	645,454	754,145	1,590,223
	Cost of shares redeemed	(1,472,295)	(2,747,648)	(1,095,485)	(2,641,738)	(1,939,488)	(2,170,268)	(3,888,759)	(4,709,739)

		(51,421)	(118,423)	80,143	366,878	(726,044)	290,369	(1,104,966)	1,903,703
	Class B:
	Proceeds from shares sold	5,400	18,500	—	15,804	—	20,000	42,800	250,610
	Reinvestment of distributions	3,057	9,763	2,844	6,627	1,002	1,987	8,806	20,414
	Cost of shares redeemed	(57,201)	(121,001)	(23,120)	(26,265)	(6,539)	(12,233)	(63,699)	(253,553)

		(48,744)	(92,738)	(20,276)	(3,834)	(5,537)	9,754	(12,093)	17,471

	Advisor Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	5	—	6	—	5	—	6	—
	Cost of shares redeemed	—	—	—	—	—	—	—	—

		1,005	—	1,006	—	1,005	—	1,006	—

	Institutional Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	5	—	6	—	5	—	6	—
	Cost of shares redeemed	—	—	—	—	—	—	—	—

		1,005	—	1,006	—	1,005	—	1,006	—

	Net increase (decrease) from trust share transactions	(98,155)	(211,161)	61,879	363,044	(729,571)	300,123	(1,115,047)	1,921,174

	Net increase (decrease) in net assets	(1,634,570)	531,210	(1,464,057)	1,118,059	(1,938,219)	1,019,578	(3,951,627)	3,233,059

	Net Assets
	Beginning of period	26,139,580	25,608,370	23,711,970	22,593,911	24,657,573	23,637,995	57,481,922	54,248,863

	End of period †	$24,505,010	$26,139,580	$22,247,913	$23,711,970	$22,719,354	$24,657,573	$53,530,295	$57,481,922

†	Includes undistributed net investment income of	$20,307	$32,905	$10,161	$10,411	$6,702	$10,754	$4,319	$11,986

78	79

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
*	Trust Shares Issued and Redeemed
	Class A:
	Sold	88,593	146,754	67,474	183,977	69,770	142,623	149,698	367,093
	Issued for distributions reinvested	26,806	64,074	24,818	50,800	25,074	50,328	55,840	115,962
	Redeemed	(119,060)	(220,973)	(86,400)	(205,532)	(151,618)	(170,479)	(288,737)	(344,064)

	Net increase (decrease) in Class A trust shares outstanding	(3,661)	(10,145)	5,892	29,245	(56,774)	22,472	(83,199)	138,991

	Class B:
	Sold	435	1,488	—	1,234	—	1,566	3,141	18,250
	Issued for distributions reinvested	249	785	226	517	79	155	653	1,491
	Redeemed	(4,615)	(9,727)	(1,828)	(2,059)	(511)	(966)	(4,691)	(18,601)

	Net increase (decrease) in Class B trust shares outstanding	(3,931)	(7,454)	(1,602)	(308)	(432)	755	(897)	1,140

	Advisor Class:
	Sold	80	—	78	—	77	—	72	—
	Issued for dividends reinvested	1	—	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—	—	—

	Net increase in Advisor Class trust shares outstanding	81	—	79	—	78	—	73	—

	Institutional Class:
	Sold	80	—	78	—	77	—	72	—
	Issued for dividends reinvested	1	—	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—	—	—

	Net increase in Institutional Class trust shares outstanding	81	—	79	—	78	—	73	—

80	See notes to financial statements	81

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		NEW YORK		NORTH CAROLINA		OHIO
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income	$2,979,800	$6,159,664	$472,370	$941,346	$412,674	$863,360
	Net realized gain (loss) on investments and swap agreements	(18,589)	(89,300)	21,202	56,133	(68,025)	146,344
	Net unrealized appreciation (depreciation) of investments	(8,738,470)	4,561,397	(1,485,859)	695,945	(1,100,093)	462,145

	Net increase (decrease) in net assets resulting
	from operations	(5,777,259)	10,631,761	(992,287)	1,693,424	(755,444)	1,471,849

	Distributions to Shareholders
	Net investment income – Class A	(2,954,758)	(6,278,795)	(469,047)	(955,258)	(404,387)	(862,457)
	Net investment income – Class B	(21,695)	(40,412)	(5,823)	(13,749)	(2,544)	(6,404)
	Net investment income – Advisor Class	(6)	—	(6)	—	(6)	—
	Net investment income – Institutional Class	(6)	—	(6)	—	(6)	—
	Net realized gains – Class A	—	—	—	—	—	(13,213)
	Net realized gains – Class B	—	—	—	—	—	(104)

	Total distributions	(2,976,465)	(6,319,207)	(474,882)	(969,007)	(406,943)	(882,178)

	Trust Share Transactions *
	Class A:
	Proceeds from shares sold	5,759,482	14,824,233	667,591	2,246,326	526,645	1,550,517
	Reinvestment of distributions	2,148,345	4,499,328	354,833	736,104	319,836	679,499
	Cost of shares redeemed	(8,351,787)	(11,683,117)	(960,089)	(1,984,562)	(1,108,012)	(1,836,415)

		(443,960)	7,640,444	62,335	997,868	(261,531)	393,601

	Class B:
	Proceeds from shares sold	35,264	745,074	—	76,216	10,600	1,200
	Reinvestment of distributions	20,194	37,397	4,327	9,079	2,319	5,928
	Cost of shares redeemed	(209,908)	(298,608)	(26,656)	(193,806)	(71,112)	(68,188)

		(154,450)	483,863	(22,329)	(108,511)	(58,193)	(61,060)

	Advisor Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	6	—	6	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—

		1,006	—	1,006	—	1,005	—

	Institutional Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	6	—	6	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—

		1,006	—	1,006	—	1,005	—

	Net increase (decrease) from trust share transactions	(596,398)	8,124,307	42,018	889,357	(317,714)	332,541

	Net increase (decrease) in net assets	(9,350,122)	12,436,861	(1,425,151)	1,613,774	(1,480,101)	922,212

	Net Assets
	Beginning of period	173,085,262	160,648,401	27,462,165	25,848,391	24,321,696	23,399,484

	End of period †	$163,735,140	$173,085,262	$26,037,014	$27,462,165	$22,841,595	$24,321,696

†	Includes undistributed net investment income of	$8,379	$5,044	$4,271	$6,783	$5,963	$232

82	83

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		NEW YORK		NORTH CAROLINA		OHIO
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
*	Trust Shares Issued and Redeemed
	Class A:
	Sold	381,065	975,131	46,511	155,685	40,823	119,382
	Issued for distributions reinvested	142,781	295,684	24,995	51,204	24,849	52,214
	Redeemed	(554,825)	(768,477)	(67,113)	(138,171)	(85,926)	(141,304)

	Net increase (decrease) in Class A trust shares outstanding	(30,979)	502,338	4,393	68,718	(20,254)	30,292

	Class B:
	Sold	2,316	49,132	—	5,359	810	92
	Issued for distributions reinvested	1,342	2,458	304	631	180	456
	Redeemed	(13,878)	(19,719)	(1,862)	(13,539)	(5,617)	(5,260)

	Net increase (decrease) in Class B trust shares outstanding	(10,220)	31,871	(1,558)	(7,549)	(4,627)	(4,712)

	Advisor Class:
	Sold	65	—	69	—	76	—
	Issued for dividends reinvested	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—

	Net increase in Advisor Class trust shares outstanding	66	—	70	—	77	—

	Institutional Class:
	Sold	65	—	69	—	76	—
	Issued for dividends reinvested	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—

	Net increase in Institutional Class trust shares outstanding	66	—	70	—	77	—

84	See notes to financial statements	85

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		OREGON		PENNSYLVANIA		VIRGINIA
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
	Increase (Decrease) in Net Assets From Operations
	Net investment income	$859,755	$1,650,962	$726,705	$1,456,198	$663,165	$1,315,222
	Net realized gain (loss) on investments and swap agreements	(92,518)	86,075	(30,111)	56,568	(136,817)	(25,058)
	Net unrealized appreciation (depreciation) of investments	(2,858,450)	1,447,064	(2,085,259)	1,369,107	(1,924,785)	957,705

	Net increase (decrease) in net assets resulting
	from operations	(2,091,213)	3,184,101	(1,388,665)	2,881,873	(1,398,437)	2,247,869

	Distributions to Shareholders
	Net investment income – Class A	(855,599)	(1,629,688)	(717,330)	(1,510,371)	(667,392)	(1,335,195)
	Net investment income – Class B	(6,511)	(14,709)	(6,014)	(16,101)	(2,964)	(10,392)
	Net investment income – Advisor Class	(5)	—	(6)	—	(5)	—
	Net investment income – Institutional Class	(5)	—	(6)	—	(5)	—
	Net realized gains – Class A	—	—	—	(44,778)	—	—
	Net realized gains – Class B	—	—	—	(488)	—	—

	Total distributions	(862,120)	(1,644,397)	(723,356)	(1,571,738)	(670,366)	(1,345,587)

	Trust Share Transactions *
	Class A:
	Proceeds from shares sold	3,189,591	8,738,158	1,200,212	4,036,975	3,122,226	5,651,397
	Reinvestment of distributions	688,647	1,312,469	430,000	930,168	453,472	909,624
	Cost of shares redeemed	(2,796,690)	(4,644,846)	(1,698,620)	(3,652,053)	(2,014,599)	(2,531,054)

		1,081,548	5,405,781	(68,408))	1,315,090	1,561,099	4,029,967

	Class B:
	Proceeds from shares sold	3,549	2,972	7,895	74,609	1,150	5,695
	Reinvestment of distributions	6,323	13,833	4,946	14,235	2,538	7,492
	Cost of shares redeemed	(61,125)	(106,032)	(54,332)	(248,486)	(75,759)	(152,266)

		(51,253)	(89,227)	(41,491)	(159,642)	(72,071)	(139,079)

	Advisor Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	5	—	6	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—

		1,005	—	1,006	—	1,005	—

	Institutional Class:
	Proceeds from shares sold	1,000	—	1,000	—	1,000	—
	Reinvestment of dividends	5	—	6	—	5	—
	Cost of shares redeemed	—	—	—	—	—	—

		1,005	—	1,006	—	1,005	—

	Net increase (decrease) from trust share transactions	1,032,305	5,316,554	(107,887)	1,155,448	1,491,038	3,890,888

	Net increase (decrease) in net assets	(1,921,028)	6,856,258	(2,219,908)	2,465,583	(577,765)	4,793,170

	Net Assets
	Beginning of period	54,442,016	47,585,758	40,647,420	38,181,837	41,456,890	36,663,720

	End of period †	$52,520,988	$54,442,016	$38,427,512	$40,647,420	$40,879,125	$41,456,890

†	Includes undistributed net investment income of	$11,341	$13,706	$6,564	$3,215	$8,783	$15,984

86	87

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

		SINGLE STATE TAX EXEMPT FUNDS
		OREGON		PENNSYLVANIA		VIRGINIA
		1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to	1/1/13 to	1/1/12 to
		6/30/13	12/31/12	6/30/13	12/31/12	6/30/13	12/31/12
*	Trust Shares Issued and Redeemed
	Class A:
	Sold	224,324	613,716	87,537	294,570	228,924	413,792
	Issued for distributions reinvested	48,813	91,918	31,537	67,772	33,386	66,409
	Redeemed	(197,997)	(325,472)	(124,660)	(266,494)	(147,295)	(185,045)

	Net increase (decrease) in Class A trust shares outstanding	75,140	380,162	(5,586)	95,848	115,015	295,156

	Class B:
	Sold	257	207	574	5,464	84	417
	Issued for distributions reinvested	449	971	363	1,039	187	549
	Redeemed	(4,276)	(7,505)	(3,951)	(18,256)	(5,521)	(11,099)

	Net decrease in Class B trust shares outstanding	(3,570)	(6,327)	(3,014)	(11,753)	(5,250)	(10,133)

	Advisor Class:
	Sold	69	—	72	—	72	—
	Issued for dividends reinvested	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—

	Net increase in Advisor Class trust shares outstanding	70	—	73	—	73	—

	Institutional Class:
	Sold	69	—	72	—	72	—
	Issued for dividends reinvested	1	—	1	—	1	—
	Redeemed	—	—	—	—	—	—

	Net increase in Institutional Class trust shares outstanding	70	—	73	—	73	—

88	See notes to financial statements	89

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund (formerly Tax Exempt Fund), Tax Exempt Opportunities Fund (formerly Tax Exempt Fund II) and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

90

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

91

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2013:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*
Tax Exempt Income	—	$670,909,643	—
Tax Exempt Opportunities	—	288,584,302	—
California	—	48,304,503	—
Connecticut	—	34,778,208	—
Massachusetts	—	23,818,839	—
Michigan	—	21,258,632	—
Minnesota	—	22,427,363	—
New Jersey	—	53,046,393	—
New York	—	160,923,298	—
North Carolina	—	25,587,496	—
Ohio	—	22,384,175	—
Oregon	—	51,911,545	—
Pennsylvania	—	39,041,256	—
Virginia	—	39,442,728	—
Investments in Short-Term Tax Exempt Investments:
New York	—	$ 500,000	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2013. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes.

92

At December 31, 2012, capital loss carryovers were as follows:

		Year Capital Loss		Not Subject
		Carryovers Expire		to Expiration
Fund	Total	2015	2017	Short-Term	Long-Term
Tax Exempt Income	$5,340,878	$—	$—	$5,186,213	$154,665
California	388,550	—	—	259,953	128,597
Minnesota	141,883	24,765	—	101,643	15,475
New York	1,528,895	—	634,149	757,994	136,752
North Carolina	43,782	—	—	—	43,782
Oregon	129,484	—	—	129,484	—
Virginia	409,694	—	289,555	107,006	13,133

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012, or expected to be taken in the Funds’ 2013 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

93

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. The Bank of New York Mellon, custodian of the Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2013, the Funds did not receive any credits.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

94

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, First Investors Management Company, Inc. (“FIMCO”) to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. At June 30, 2013, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but

95

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2013, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2013, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the

96

MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2013, the Funds had no investments in MMD Rate Locks.

For the six months ended June 30, 2013, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Gain on
Fund	Futures Contracts
Tax Exempt Opportunities	$5,510

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of ben-eficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Advisor Class and Institutional Class shares are new classes that have been added to the Trust. Institutional Class shares became available for sale on May 1, 2013. Advisor Class shares have not been offered for sale to the public as of the date of this report. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have

97

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges or distribution plan fees associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the six months ended June 30, 2013, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt Income	$39,690,563	$43,287,166
Tax Exempt Opportunities	157,404,782	145,533,652
California	17,479,608	12,984,172
Connecticut	2,162,046	1,894,887
Massachusetts	4,031,568	3,346,155
Michigan	1,441,951	1,685,803
Minnesota	2,062,025	2,713,860
New Jersey	9,265,437	10,256,596
New York	30,055,450	30,557,035
North Carolina	4,575,504	4,662,258
Ohio	10,213,690	10,678,210
Oregon	9,566,485	8,038,489
Pennsylvania	6,949,765	5,771,462
Virginia	7,405,945	6,601,728

98

At June 30, 2013, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt Income	$612,345,864	$61,465,192	$2,901,413	$58,563,779
Tax Exempt Opportunities	278,900,089	15,426,722	5,742,509	9,684,213
California	46,088,697	2,856,328	640,522	2,215,806
Connecticut	33,059,094	2,001,604	282,490	1,719,114
Massachusetts	22,621,087	1,536,866	339,114	1,197,752
Michigan	19,893,399	1,435,133	69,900	1,365,233
Minnesota	20,950,247	1,574,400	97,284	1,477,116
New Jersey	49,413,320	3,979,600	346,527	3,633,073
New York	150,228,199	12,510,112	1,315,013	11,195,099
North Carolina	23,905,442	1,818,010	135,956	1,682,054
Ohio	21,182,614	1,342,214	140,653	1,201,561
Oregon	49,118,288	3,324,082	530,825	2,793,257
Pennsylvania	36,308,337	2,848,505	115,586	2,732,919
Virginia	37,518,284	2,274,997	350,553	1,924,444

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and/or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2013, total trustees fees accrued by the Funds amounted to $46,313.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2013, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds. For the periods January 1, 2013 through May 31, 2013 and June 1, 2013 through June 30, 2013, FIMCO has voluntarily waived advisory fees in excess of .55% and .53%, respectively, for each of the Single State Tax Exempt Funds. For the six months ended June 30, 2013, advisory fees accrued by the Funds to FIMCO were $4,738,735 of which $384,264 was voluntarily waived by FIMCO as noted above.

99

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2013

For the six months ended June 30, 2013, FIC, as underwriter, received $1,876,406 in commissions from the sale of shares of the Funds after allowing $180,504 to other dealers.

ADM has entered into an agreement with the Funds to limit the transfer agency expenses for Advisor Class and Institutional Class shares to the extent that transfer agency expenses exceed 0.20% and 0.05%, respectively, of the Advisor Class and Institutional Class shares average daily net assets. The agreement expires on May 1, 2014. ADM can be reimbursed by each Class within three years after the date the expense limitation has been made by ADM, provided that such repayment does not cause the transfer agency expenses of Advisor Class and Institutional Class shares to exceed the foregoing limits. The expense limitation may be terminated or amended prior to May 1, 2014 with the approval of the Board. For the six months ended June 30, 2013, shareholder servicing costs included $399,219 in transfer agent fees accrued to ADM by all Classes of which $406 was waived as noted above.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2013, total distribution plan fees accrued to FIC by the Funds amounted to $2,419,350.

6. Name Changes—Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II changed to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively. No changes were made to their objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses as a result of the name changes. The purpose of changing the names of the Funds was to reflect the differences in their investment objectives.

7. Subsequent Events—Subsequent events occurring after June 30, 2013, have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

100

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101

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets **						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
TAX EXEMPT INCOME FUND(b)
Class A
2008	$ 9.77	$.417	$ (.488)	$ (.071)	$.413	$.006	$.419	$ 9.28	(.73)%		$678,260.96%			.96%		4.38%		1.02%		4.32%		50%
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36		715,079.96			.96		4.40		1.02		4.34		26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71		686,589.96			.96		4.30		1.00		4.26		18
2011	9.44	.421	.530	.951	.421	—	.421	9.97	10.32		706,877.96			.96		4.37		1.01		4.32		15
2012	9.97	.408	.304	.712	.412	—	.412	10.27	7.23		723,256.95			.96		3.99		1.00		3.94		10
2013♦	10.27	.199	(.515)	(.316)	.194	—	.194	9.76	(3.14	)††	680,784.95		†	.95	†	3.93	†	1.00	†	3.89	†	6	††
Class B
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)		6,981	1.66		1.66		3.68		1.72		3.62		50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47		6,338	1.66		1.66		3.70		1.72		3.64		26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11		4,081	1.66		1.66		3.60		1.70		3.56		18
2011	9.43	.382	.490	.872	.352	—	.352	9.95	9.43		2,157	1.66		1.66		3.67		1.71		3.62		15
2012	9.95	.358	.294	.652	.342	—	.342	10.26	6.62		1,610	1.65		1.66		3.29		1.70		3.24		10
2013♦	10.26	.159	(.519)	(.360)	.160	—	.160	9.74	(3.57	)††	1,590	1.67	†	1.67	†	3.21	†	1.72	†	3.17	†	6	††
Advisor Class
2013■	10.31	.062	(.548)	(.486)	.064	—	.064	9.76	(4.73	)††	1.97		†	.97	†	3.73	†	9.91	†	(5.21	)†	6	††
Institutional Class
2013■	10.31	.073	(.549)	(.476)	.064	—	.064	9.77	(4.63	)††	1.53		†	.53	†	4.31	†	9.80	†	(4.96	)†	6	††
TAX EXEMPT OPPORTUNITIES FUND(c)
Class A
2008	$15.23	$.551	$ (.702)	$ (.151)	$.539	$ —	$.539	$14.54	(.98)%		$125,623	1.00%		1.01%		3.72%		1.08%		3.65%		146%
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02		174,905	1.00		1.00		3.89		1.07		3.82		110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67		192,875	1.01		1.01		3.75		1.06		3.70		107
2011	15.18	.604	1.143	1.747	.607	—	.607	16.32	11.76		221,961	1.01		1.01		3.87		1.06		3.82		91
2012	16.32	.541	.901	1.442	.547	.055	.602	17.16	8.92		294,784	1.00		1.00		3.17		1.05		3.12		90
2013♦	17.16	.263	(1.021)	(.758)	.252	—	.252	16.15	(4.48	)††	284,684.99		†	.99	†	3.11	†	1.04	†	3.06	†	49	††
Class B
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)		8,433	1.70		1.71		3.02		1.78		2.95		146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27		8,436	1.70		1.70		3.19		1.77		3.12		110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)		5,860	1.71		1.71		3.05		1.76		3.00		107
2011	15.17	.515	1.127	1.642	.502	—	.502	16.31	11.03		4,458	1.71		1.71		3.17		1.76		3.12		91
2012	16.31	.428	.888	1.316	.441	.055	.496	17.13	8.14		4,220	1.70		1.70		2.47		1.75		2.42		90
2013♦	17.13	.211	(1.032)	(.821)	.199	—	.199	16.11	(4.84	)††	3,441	1.70	†	1.70	†	2.39	†	1.75	†	2.34	†	49	††
Advisor Class
2013■	17.30	.088	(1.155)	(1.067)	.083	—	.083	16.15	(6.18	)††	1.97		†	.97	†	3.11	†	9.99	†	(5.90	)†	49	††
Institutional Class
2013■	17.30	.097	(1.154)	(1.057)	.083	—	.083	16.16	(6.12	)††	1.62		†	.62	†	3.45	†	9.94	†	(5.87	)†	49	††

102	103

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

				P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
						Less Distributions													Ratio to Average Net
		Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset			Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net		and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment		Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income		Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2008	$11.98	$.476		$(.882)	$(.406)	$.475	$.009	$.484	$11.09	(3.46)%		$25,264.85%			.86%		4.09%		1.08%		3.87%		65%
2009	11.09	.475		1.015	1.490	.480	—	.480	12.10	13.62		29,206	1.01		1.01		4.04		1.08		3.97		60
2010	12.10	.479		(.408)	.071	.480	.021	.501	11.67	.50		31,423	1.03		1.03		3.94		1.08		3.89		42
2011	11.67	.476		.704	1.180	.480	—	.480	12.37	10.35		35,628	1.04		1.04		4.00		1.09		3.95		20
2012	12.37	.449		.595	1.044	.454	—	.454	12.96	8.53		47,811	1.01		1.01		3.49		1.06		3.44		26
2013♦	12.96	.209		(.696)	(.487)	.203	—	.203	12.27	(3.82	)††	48,683	1.00	†	1.00	†	3.27	†	1.06	†	3.21	†	27	††
Class B
2008	11.99	.410		(.909)	(.499)	.392	.009	.401	11.09	(4.23)		953	1.55		1.56		3.39		1.78		3.17		65
2009	11.09	.392		1.025	1.417	.397	—	.397	12.11	12.92		1,089	1.71		1.71		3.34		1.78		3.27		60
2010	12.11	.426		(.438)	(.012)	.397	.021	.418	11.68	(.18)		675	1.73		1.73		3.24		1.78		3.19		42
2011	11.68	.537		.550	1.087	.397	—	.397	12.37	9.49		269	1.74		1.74		3.30		1.79		3.25		20
2012	12.37	.362		.589	.951	.371	—	.371	12.95	7.75		279	1.71		1.71		2.79		1.76		2.74		26
2013♦	12.95	.209	^	(.737 )^	(.528)	.162	—	.162	12.26	(4.13	)††	158	1.73	†	1.73	†	2.54	†	1.78	†	2.48	†	27	††
Advisor Class
2013■	13.07	.072		(.797)	(.725)	.065	—	.065	12.28	(5.56	)††	1.95		†	.95	†	3.31	†	9.96	†	(5.70	)†	27	††
Institutional Class
2013■	13.07	.074		(.799)	(.725)	.065	—	.065	12.28	(5.56	)††	1.85		†	.85	†	3.49	†	10.11	†	(5.78	)†	27	††
CONNECTICUT FUND
Class A
2008	$13.09	$.499		$(.766)	$(.267)	$.493	$ —	$.493	$12.33	(2.08)%		$33,740.90%			.91%		3.90%		1.08%		3.73%		55%
2009	12.33	.505		1.062	1.567	.507	—	.507	13.39	12.88		36,229	1.01		1.01		3.87		1.08		3.80		20
2010	13.39	.502		(.465)	.037	.507	—	.507	12.92	.20		33,912	1.02		1.02		3.74		1.07		3.69		15
2011	12.92	.500		.822	1.322	.502	—	.502	13.74	10.45		34,671	1.02		1.02		3.78		1.07		3.73		30
2012	13.74	.472		.423	.895	.473	.092	.565	14.07	6.58		35,957	1.00		1.00		3.35		1.05		3.30		24
2013♦	14.07	.230		(.668)	(.438)	.232	—	.232	13.40	(3.17	)††	34,459	1.01	†	1.01	†	3.32	†	1.06	†	3.27	†	5	††
Class B
2008	13.07	.408		(.759)	(.351)	.399	—	.399	12.32	(2.72)		1,885	1.60		1.61		3.20		1.78		3.03		55
2009	12.32	.415		1.048	1.463	.413	—	.413	13.37	12.00		1,557	1.71		1.71		3.17		1.78		3.10		20
2010	13.37	.411		(.470)	(.059)	.411	—	.411	12.90	(.52)		888	1.72		1.72		3.04		1.77		2.99		15
2011	12.90	.411		.823	1.234	.404	—	.404	13.73	9.73		689	1.72		1.72		3.08		1.77		3.03		30
2012	13.73	.372		.416	.788	.376	.092	.468	14.05	5.78		764	1.70		1.70		2.65		1.75		2.60		24
2013♦	14.05	.180		(.667)	(.487)	.183	—	.183	13.38	(3.51	)††	759	1.73	†	1.73	†	2.60	†	1.78	†	2.55	†	5	††
Advisor Class
2013■	14.08	.073		(.677)	(.604)	.076	—	.076	13.40	(4.30	)††	1.95		†	.95	†	3.16	†	9.90	†	(5.79	)†	5	††
Institutional Class
2013■	14.08	.088		(.682)	(.594)	.076	—	.076	13.41	(4.23	)††	1.66		†	.66	†	3.75	†	9.88	†	(5.47	)†	5	††

104	105

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
MASSACHUSETTS FUND
Class A
2008	$11.57	$.463	$(.789)	$(.326)	$.468	$.006	$.474	$10.77	(2.90)%		$22,642.75%			.76%		4.13%		1.11%		3.78%		39%
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94		24,776	1.03		1.03		3.97		1.10		3.90		42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35		24,258	1.05		1.05		3.88		1.10		3.83		20
2011	11.30	.446	.786	1.232	.452	—	.452	12.08	11.15		25,190	1.05		1.05		3.84		1.10		3.79		37
2012	12.08	.418	.426	.844	.418	.066	.484	12.44	7.05		25,802	1.04		1.04		3.36		1.09		3.31		44
2013♦	12.44	.198	(.734)	(.536)	.204	—	.204	11.70	(4.37	)††	24,232	1.06	†	1.06	†	3.24	†	1.11	†	3.19	†	13	††
Class B
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)		1,485	1.45		1.46		3.43		1.81		3.08		39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15		1,177	1.73		1.73		3.27		1.80		3.20		42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)		697	1.75		1.75		3.18		1.80		3.13		20
2011	11.30	.441	.713	1.154	.374	—	.374	12.08	10.40		418	1.75		1.75		3.14		1.80		3.09		37
2012	12.08	.374	.372	.746	.340	.066	.406	12.42	6.22		337	1.74		1.74		2.66		1.79		2.61		44
2013♦	12.42	.188	(.763)	(.575)	.165	—	.165	11.68	(4.69	)††	271	1.77	†	1.77	†	2.53	†	1.82	†	2.48	†	13	††
Advisor Class
2013■	12.47	.066	(.769)	(.703)	.067	—	.067	11.70	(5.65	)††	1.95		†	.95	†	3.26	†	9.96	†	(5.76	)†	13	††
Institutional Class
2013■	12.47	.071	(.764)	(.693)	.067	—	.067	11.71	(5.57	)††	1.67		†	.67	†	3.48	†	9.98	†	(5.83	)†	13	††
MICHIGAN FUND
Class A
2008	$12.07	$.479	$(.641)	$(.162)	$.478	$ —	$.478	$11.43	(1.35)%		$28,056.90%			.91%		4.08%		1.10%		3.89%		31%
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46		27,142	1.03		1.03		4.04		1.10		3.97		31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07		25,111	1.04		1.04		3.92		1.09		3.87		36
2011	11.65	.474	.826	1.300	.477	.023	.500	12.45	11.40		22,340	1.07		1.07		3.96		1.12		3.91		25
2012	12.45	.452	.439	.891	.448	.033	.481	12.86	7.24		23,453	1.05		1.05		3.54		1.10		3.49		28
2013♦	12.86	.221	(.819)	(.598)	.222	—	.222	12.04	(4.72	)††	22,023	1.05	†	1.05	†	3.53	†	1.10	†	3.47	†	6	††
Class B
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)		1,473	1.60		1.61		3.38		1.80		3.19		31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69		823	1.73		1.73		3.34		1.80		3.27		31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38		504	1.74		1.74		3.22		1.79		3.17		36
2011	11.64	.401	.805	1.206	.393	.023	.416	12.43	10.55		254	1.77		1.77		3.26		1.82		3.21		25
2012	12.43	.362	.445	.807	.364	.033	.397	12.84	6.55		259	1.75		1.75		2.84		1.80		2.79		28
2013♦	12.84	.177	(.827)	(.650)	.180	—	.180	12.01	(5.12	)††	223	1.77	†	1.77	†	2.80	†	1.82	†	2.75	†	6	††
Advisor Class
2013■	12.79	.075	(.753)	(.678)	.072	—	.072	12.04	(5.31	)††	1.97		†	.97	†	3.62	†	9.96	†	(5.37	)†	6	††
Institutional Class
2013■	12.79	.075	(.753)	(.678)	.072	—	.072	12.04	(5.31	)††	1.81		†	.81	†	3.60	†	10.07	†	(5.66	)†	6	††

106	107

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
	Investment Operations				from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
MINNESOTA FUND
Class A
2008	$11.74	$.457	$(.400)	$ .057	$.457	—	$.457	$11.34	.53%		$19,104.67%			.68%		4.00%		1.11%		3.57%		25%
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16		21,211	1.05		1.05		3.60		1.12		3.53		22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63		21,784	1.05		1.05		3.63		1.10		3.58		30
2011	11.71	.441	.793	1.234	.444	—	.444	12.50	10.74		23,571	1.04		1.04		3.66		1.09		3.61		11
2012	12.50	.429	.391	.820	.440	—	.440	12.88	6.63		24,579	1.03		1.03		3.35		1.08		3.30		5
2013♦	12.88	.208	(.648)	(.440)	.210	—	.210	12.23	(3.47	)††	22,648	1.04	†	1.04	†	3.28	†	1.09	†	3.23	†	9	††
Class B
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)		319	1.37		1.38		3.30		1.81		2.87		25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33		276	1.75		1.75		2.90		1.82		2.83		22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)		144	1.75		1.75		2.93		1.80		2.88		30
2011	11.71	.504	.642	1.146	.366	—	.366	12.49	9.94		67	1.74		1.74		2.96		1.79		2.91		11
2012	12.49	.311	.421	.732	.362	—	.362	12.86	5.91		79	1.73		1.73		2.65		1.78		2.60		5
2013♦	12.86	.174	(.653)	(.479)	.171	—	.171	12.21	(3.77	)††	70	1.81	†	1.81	†	2.51	†	1.87	†	2.45	†	9	††
Advisor Class
2013■	12.89	.068	(.659)	(.591)	.069	—	.069	12.23	(4.59	)††	1.97		†	.97	†	3.23	†	9.93	†	(5.73	)†	9	††
Institutional Class
2013■	12.89	.076	(.657)	(.581)	.069	—	.069	12.24	(4.52	)††	1.79		†	.79	†	3.51	†	9.98	†	(5.68	)†	9	††
NEW JERSEY FUND
Class A
2008	$12.63	$.484	$(.599)	$(.115)	$.484	$.011	$.495	$12.02	(.92)%		$48,137.95%			.96%		3.90%		1.08%		3.78%		37%
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63		52,592.99			.99		4.00		1.06		3.93		40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44		52,542.99			.99		3.99		1.04		3.94		21
2011	12.57	.523	.779	1.302	.522	—	.522	13.35	10.60		53,470.99			.99		4.07		1.04		4.02		12
2012	13.35	.497	.366	.863	.517	.026	.543	13.67	6.52		56,669.98			.98		3.63		1.03		3.58		24
2013♦	13.67	.244	(.679)	(.435)	.245	—	.245	12.99	(3.23	)††	52,768.98		†	.98	†	3.62	†	1.04	†	3.57	†	16	††
Class B
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)		2,616	1.65		1.66		3.20		1.78		3.08		37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94		1,727	1.69		1.69		3.30		1.76		3.23		40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)		1,285	1.69		1.69		3.29		1.74		3.24		21
2011	12.56	.490	.723	1.213	.433	—	.433	13.34	9.85		779	1.69		1.69		3.37		1.74		3.32		12
2012	13.34	.398	.366	.764	.428	.026	.454	13.65	5.77		813	1.68		1.68		2.93		1.73		2.88		24
2013♦	13.65	.196	(.675)	(.479)	.201	—	.201	12.97	(3.56	)††	760	1.71	†	1.71	†	2.90	†	1.76	†	2.85	†	16	††
Advisor Class
2013■	13.73	.076	(.736)	(.660)	.080	—	.080	12.99	(4.81	)††	1.95		†	.95	†	3.44	†	9.93	†	(5.55	)†	16	††
Institutional Class
2013■	13.73	.090	(.730)	(.640)	.080	—	.080	13.01	(4.67	)††	1.59		†	.59	†	3.98	†	9.86	†	(5.29	)†	16	††

108	109

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
NEW YORK FUND
Class A
2008	$14.19	$.543	$(.742)	$(.199)	$.541	—	$.541	$13.45	(1.42)%		$138,706.97%			.97%		3.93%		1.04%		3.86%		42%
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52		149,941.96			.96		4.10		1.03		4.03		38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79		149,798.97			.97		3.97		1.02		3.92		29
2011	13.96	.579	.860	1.439	.579	—	.579	14.82	10.54		159,525.97			.97		4.05		1.02		4.00		25
2012	14.82	.556	.405	.961	.571	—	.571	15.21	6.55		171,448.96			.97		3.66		1.02		3.61		26
2013♦	15.21	.262	(.770)	(.508)	.262	—	.262	14.44	(3.40	)††	162,326.96		†	.96	†	3.50	†	1.01	†	3.45	†	18	††
Class B
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)		3,092	1.67		1.67		3.23		1.74		3.16		42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73		2,382	1.66		1.66		3.40		1.73		3.33		38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16		1,453	1.67		1.67		3.27		1.72		3.22		29
2011	13.96	.487	.840	1.327	.477	—	.477	14.81	9.68		1,123	1.67		1.67		3.35		1.72		3.30		25
2012	14.81	.445	.414	.859	.469	—	.469	15.20	5.84		1,638	1.66		1.67		2.96		1.72		2.91		26
2013♦	15.20	.209	(.769)	(.560)	.210	—	.210	14.43	(3.73	)††	1,407	1.68	†	1.68	†	2.78	†	1.73	†	2.73	†	18	††
Advisor Class
2013■	15.26	.084	(.818)	(.734)	.086	—	.086	14.44	(4.82	)††	1.94		†	.94	†	3.43	†	9.92	†	(5.54	)†	18	††
Institutional Class
2013■	15.26	.097	(.821)	(.724)	.086	—	.086	14.45	(4.76	)††	1.55		†	.55	†	3.87	†	9.77	†	(5.36	)†	18	††
NORTH CAROLINA FUND
Class A
2008	$13.12	$.511	$(.601)	$(.090)	$.506	$.004	$.510	$12.52	(.67)%		$ 22,817.75%			.76%		4.00%		1.09%		3.67%		46%
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28		24,580	1.02		1.02		3.90		1.09		3.83		71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74		23,224	1.03		1.03		3.80		1.08		3.75		18
2011	13.10	.524	.898	1.422	.522	—	.522	14.00	11.08		25,331	1.02		1.02		3.89		1.07		3.84		21
2012	14.00	.503	.415	.918	.518	—	.518	14.40	6.63		27,039	1.01		1.01		3.51		1.06		3.46		24
2013♦	14.40	.249	(.769)	(.520)	.250	—	.250	13.63	(3.67	)††	25,655	1.01	†	1.01	†	3.52	†	1.07	†	3.47	†	17	††
Class B
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)		2,255	1.45		1.46		3.30		1.79		2.97		46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55		2,217	1.72		1.72		3.20		1.79		3.13		71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)		1,212	1.73		1.73		3.10		1.78		3.05		18
2011	13.10	.448	.888	1.336	.426	—	.426	14.01	10.37		518	1.72		1.72		3.19		1.77		3.14		21
2012	14.01	.410	.402	.812	.422	—	.422	14.40	5.84		424	1.71		1.71		2.81		1.76		2.76		24
2013♦	14.40	.198	(.766)	(.568)	.202	—	.202	13.63	(3.99	)††	380	1.75	†	1.75	†	2.78	†	1.80	†	2.73	†	17	††
Advisor Class
2013■	14.39	.085	(.763)	(.678)	.082	—	.082	13.63	(4.72	)††	1.96		†	.96	†	3.62	†	9.93	†	(5.35	)†	17	††
Institutional Class
2013■	14.39	.086	(.754)	(.668)	.082	—	.082	13.64	(4.65	)††	1.63		†	.63	†	3.67	†	9.89	†	(5.59	)†	17	††

110	111

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
OHIO FUND
Class A
2008	$12.30	$.492	$(.483)	$ .009	$.487	$.022	$.509	$11.80	.11%		$22,189.75%			.76%		4.10%		1.10%		3.76%		46%
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33		22,635	1.03		1.03		3.93		1.10		3.86		42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84		23,079	1.04		1.04		3.85		1.09		3.80		30
2011	12.08	.486	.599	1.085	.485	—	.485	12.68	9.18		23,155	1.04		1.04		3.95		1.09		3.90		35
2012	12.68	.464	.330	.794	.467	.007	.474	13.00	6.32		24,132	1.03		1.03		3.57		1.08		3.52		28
2013♦	13.00	.222	(.623)	(.401)	.219	—	.219	12.38	(3.14	)††	22,717	1.04	†	1.04	†	3.47	†	1.09	†	3.41	†	43	††
Class B
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)		1,565	1.45		1.46		3.40		1.80		3.06		46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58		1,106	1.73		1.73		3.23		1.80		3.16		42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18		566	1.74		1.74		3.15		1.79		3.10		30
2011	12.09	.422	.570	.992	.402	—	.402	12.68	8.36		245	1.74		1.74		3.25		1.79		3.20		35
2012	12.68	.382	.319	.701	.384	.007	.391	12.99	5.57		190	1.73		1.73		2.87		1.78		2.82		28
2013♦	12.99	.180	(.632)	(.452)	.178	—	.178	12.36	(3.53	)††	123	1.78	†	1.78	†	2.73	†	1.83	†	2.67	†	43	††
Advisor Class
2013■	13.06	.072	(.690)	(.618)	.072	—	.072	12.37	(4.74	)††	1.97		†	.97	†	3.34	†	9.94	†	(5.63	)†	43	††
Institutional Class
2013■	13.06	.081	(.689)	(.608)	.072	—	.072	12.38	(4.67	)††	1.71		†	.71	†	3.80	†	9.94	†	(5.43	)†	43	††
OREGON FUND
Class A
2008	$12.86	$.474	$(.635)	$(.161)	$.469	$ —	$.469	$12.23	(1.26)%		$35,975.90%			.91%		3.79%		1.09%		3.61%		44%
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91		39,182	1.01		1.01		3.71		1.08		3.64		35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58		42,724	1.02		1.02		3.61		1.07		3.56		16
2011	12.89	.483	.935	1.418	.488	—	.488	13.82	11.24		46,952	1.01		1.01		3.65		1.06		3.60		26
2012	13.82	.455	.439	.894	.454	—	.454	14.26	6.51		53,879	1.00		1.00		3.19		1.05		3.14		14
2013♦	14.26	.222	(.759)	(.537)	.223	—	.223	13.50	(3.83	)††	52,034	1.00	†	1.00	†	3.16	†	1.05	†	3.10	†	15	††
Class B
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)		1,668	1.60		1.61		3.09		1.79		2.91		44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14		1,413	1.71		1.71		3.01		1.78		2.94		35
2010	13.29	.393	(.397)	(.004	.395	.021	.416	12.87	(.11)		967	1.72		1.72		2.91		1.77		2.86		16
2011	12.87	.392	.924	1.316	.396	—	.396	13.79	10.39		633	1.71		1.71		2.95		1.76		2.90		26
2012	13.79	.355	.443	.798	.358	—	.358	14.23	5.81		563	1.70		1.70		2.49		1.75		2.44		14
2013♦	14.23	.170	(.755)	(.585)	.175	—	.175	13.47	(4.16	)††	485	1.73	†	1.73	†	2.43	†	1.78	†	2.37	†	15	††
Advisor Class
2013■	14.33	.072	(.829)	(.757)	.073	—	.073	13.50	(5.29	)††	1.95		†	.95	†	3.06	†	9.94	†	(5.93	)†	15	††
Institutional Class
2013■	14.33	.083	(.830)	(.747)	.073	—	.073	13.51	(5.22	)††	1.60		†	.60	†	3.53	†	9.85	†	(5.71	)†	15	††

112	113

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

			P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions													Ratio to Average Net
		Investment Operations			from							Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset				Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,			Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total		End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return	*	(in thousands)	Credits		Credits	(a)	Income		Expenses	(a)	Income/(Loss)		Rate
PENNSYLVANIA FUND
Class A
2008	$12.72	$.502	$(.476)	$ .026	$.495	$.011	$.506	$12.24	.25%		$36,747.90%			.90%		4.04%		1.08%		3.86%		55%
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50		41,046	1.00		1.00		4.11		1.07		4.04		56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24		38,601	1.01		1.01		4.07		1.06		4.02		46
2011	12.56	.534	.772	1.306	.536	—	.536	13.33	10.64		37,602	1.01		1.01		4.14		1.06		4.09		34
2012	13.33	.505	.490	.995	.530	.015	.545	13.78	7.56		40,210	1.01		1.01		3.69		1.06		3.64		33
2013♦	13.78	.246	(.711)	(.465)	.245	—	.245	13.07	(3.44	)††	38,050	1.00	†	1.00	†	3.62	†	1.05	†	3.57	†	14	††
Class B
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)		1,968	1.60		1.60		3.34		1.78		3.16		55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67		1,413	1.70		1.70		3.41		1.77		3.34		56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56		961	1.71		1.71		3.37		1.76		3.32		46
2011	12.56	.536	.673	1.209	.449	—	.449	13.32	9.81		580	1.71		1.71		3.44		1.76		3.39		34
2012	13.32	.484	.423	.907	.442	.015	.457	13.77	6.88		438	1.71		1.71		2.99		1.76		2.94		33
2013♦	13.77	.206	(.725)	(.519)	.201	—	.201	13.05	(3.82	)††	376	1.74	†	1.74	†	2.88	†	1.79	†	2.83	†	14	††
Advisor Class
2013■	13.84	.084	(.774)	(.690)	.080	—	.080	13.07	(5.00	)††	1.95		†	.95	†	3.69	†	9.93	†	(5.30	)†	14	††
Institutional Class
2013■	13.84	.084	(.774)	(.690)	.080	—	.080	13.07	(5.00	)††	1.72		†	.72	†	3.73	†	9.98	†	(5.53	)†	14	††
VIRGINIA FUND
Class A
2008	$12.76	$.482	$(.575)	$(.093)	$.475	$.002	$.477	$12.19	(.72)%		$29,464.90%			.91%		3.87%		1.09%		3.69%		53%
2009	12.19	.482	.770	1.252	.482	—	.48	12.96	10.42		33,321	1.02		1.02		3.80		1.09		3.73		25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25		34,516	1.02		1.02		3.81		1.07		3.76		24
2011	12.64	.493	.759	1.252	.492	—	.492	13.40	10.11		36,247	1.01		1.01		3.80		1.06		3.75		34
2012	13.40	.453	.332	.785	.465	—	.465	13.72	5.92		41,169	1.01		1.01		3.32		1.06		3.27		19
2013♦	13.72	.217	(.668)	(.451)	.219	—	.219	13.05	(3.34	)††	40,672	1.00	†	1.00	†	3.20	†	1.05	†	3.15	†	16	††
Class B
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)		1,386	1.60		1.61		3.17		1.79		2.99		53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59		1,176	1.72		1.72		3.10		1.79		3.03		25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54		541	1.72		1.72		3.11		1.77		3.06		24
2011	12.61	.414	.746	1.160	.400	—	.400	13.37	9.35		417	1.71		1.71		3.10		1.76		3.05		34
2012	13.37	.374	.309	.683	.373	—	.373	13.68	5.15		288	1.71		1.71		2.62		1.76		2.57		19
2013♦	13.68	.181	(.678)	(.497)	.173	—	.173	13.01	(3.68	)††	206	1.74	†	1.74	†	2.46	†	1.79	†	2.41	†	16	††
Advisor Class
2013■	13.78	.067	(.725)	(.658)	.072	—	.072	13.05	(4.78	)††	1.95		†	.95	†	3.07	†	9.91	†	(5.89	)†	16	††
Institutional Class
2013■	13.78	.080	(.728)	(.648)	.072	—	.072	13.06	(4.71	)††	1.76		†	.76	†	3.45	†	9.98	†	(5.77	)†	16	††

*			Calculated without sales charges
**			Net of expenses waived or assumed by the investment adviser (Note 5)
†			Annualized
††			Not annualized
♦			For the period January 1, 2013 to June 30, 2013.
■			For the period May 1, 2013 (commencement of operations) to June 30, 2013.
^			Based on average outstanding shares during the period.
(a)			The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b)			Prior to September 4, 2012, known as Tax Exempt Fund.
(c)			Prior to September 4, 2012, known as Tax Exempt Fund II.

114	See notes to financial statements	115

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2013, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2013, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2013

116

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement, including the services and support provided to each fund and its shareholders.

On April 18, 2013 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 16, 2013 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state specific funds are referred to herein by their names or collectively as the “State Tax Exempt Funds”.

117

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets, more aggressively marketing the Funds and taking steps wherever possible to reduce expenses and improve performance of the Funds. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting

118

and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services but historically has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio

119

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2013 (the “year-to-date period”). The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. The Board also noted that the yield for each Fund except the California Tax Exempt Fund fell within one of the top three quintiles for one or more of the past five calendar years. The Board also considered management explanation that yield is a significant consideration for investors in tax exempt funds.

120

Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund (except for the Oregon Tax Exempt Fund and the Michigan Tax Exempt Fund) on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Lipper Peer Group, thereby making comparisons of limited value and that this was the reason that Lipper could not provide quintile information for the Oregon Tax Exempt Fund and the Michigan Tax Exempt Fund. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2014 and that FIMCO agreed to an additional waiver of two basis points on each State Tax Exempt Fund until at least May 31, 2014.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Lipper. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board

121

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; (ii) the average account size of many of the First Investors funds is small by comparison to the industry average account size; and (iii) Lipper expense comparisons do not take into account the size of the fund complex, and as a result, in most cases, the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2012, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the profits earned or losses incurred by ADM and the income received by FIC as a result of FIMCO’s management of the First Investors funds.

* * *

122

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

123

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Stefan L. Geiringer*

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

Derek Burke
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

*Resigned effective 4/10/13

124

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
55 Broadway
New York, NY 10006

Underwriter
First Investors Corporation
55 Broadway
New York, NY 10006

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

125

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

126

NOTES

127

NOTES

128

NOTES

129

First Investors

55 Broadway
New York, NY 10006

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TESAR

Item 2.	Code of Ethics

Not applicable for semi-annual report

Item 3.	Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.	Audit Committee of Listed Registrants

Not applicable for semi-annual report

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

Date:	September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 5, 2013